THE
KENSINGTON
FUNDS

PROSPECTUS

REAL ESTATE
SECURITIES
FUND

SELECT
INCOME
FUND

STRATEGIC
REALTY
FUND

INTERNATIONAL
REAL ESTATE FUND

GLOBAL
REAL ESTATE
FUND

MAY 1, 2007


KENSINGTON
INVESTMENT GROUP, INC.
INVESTMENT ADVISER

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Notice of Privacy Policy and Practices of the Funds is included with this Prospectus but is not considered to be a part of the Prospectus.

    TABLE OF CONTENTS

                                                    KENSINGTON REAL ESTATE SECURITIES FUND

                                    (ICON)

--------------------------------------
Carefully review this important                  3  Risk/Return Summary and Fund Expenses
section for a summary of the                     7  Investment Objective, Strategies and
Real Estate Securities Fund's                       Risks
investment strategies, risks
and fees.

                                                             KENSINGTON SELECT INCOME FUND

                                    (ICON)

--------------------------------------
Carefully review this important                 11  Risk/Return Summary and Fund Expenses
section for a summary of the                    15  Investment Objective, Strategies and
Select Income Fund's investment                     Risks
strategies, risks and fees.

                                                          KENSINGTON STRATEGIC REALTY FUND

                                    (ICON)

--------------------------------------
Carefully review this important                 19  Risk/Return Summary and Fund Expenses
section for a summary of the                    23  Investment Objective, Strategies and
Strategic Realty Fund's                             Risks
investment strategies, risks
and fees.

                                                 KENSINGTON INTERNATIONAL REAL ESTATE FUND

                                    (ICON)

--------------------------------------
Carefully review this important                 28  Risk/Return Summary and Fund Expenses
section for a summary of the                    31  Investment Objective, Strategies and
International Real Estate                           Risks
Fund's investment strategies,
risks and fees.

                                                        KENSINGTON GLOBAL REAL ESTATE FUND

                                    (ICON)

--------------------------------------
Carefully review this important                 37  Risk/Return Summary and Fund Expenses
section for a summary of the                    40  Investment Objective, Strategies and
Global Real Estate Fund's                           Risks
investment strategies, risks
and fees.

                                                                   SHAREHOLDER INFORMATION

                                    (ICON)

--------------------------------------
Consult this section to obtain                  46  Pricing of Fund Shares
details on how shares are                       47  Purchasing and Adding to Your Shares
valued, how to purchase, sell                   52  Selling Your Shares
and exchange shares, related                    65  Dividends, Distributions and Taxes
charges and payments of
dividends.

                                                                           FUND MANAGEMENT

                                    (ICON)

--------------------------------------
Review this section for details                 66  The Investment Adviser
on the people and organizations                 70  The Investment Committee
who oversee the Funds and their                 71  Portfolio Management
investments.                                    71  The Distributor and Administrator

                                                                      FINANCIAL HIGHLIGHTS

                                    (ICON)

--------------------------------------
Review this section for details                 74  Kensington Strategic Realty Fund
on the selected financial                       77  Kensington Select Income Fund
statements of the Funds.                        80  Kensington Real Estate Securities Fund
                                                83
                                                    Kensington International Real Estate
                                                    Fund

 [ICON]
                KENSINGTON REAL ESTATE SECURITIES FUND

       RISK/RETURN SUMMARY AND FUND EXPENSES


  Investment Objective              The Fund seeks total return from both capital
                                    appreciation and current income through
                                    investing in a portfolio of real estate
                                    securities. The Fund offers exposure to real
                                    estate as a part of an overall asset
                                    allocation strategy and is designed for
                                    investors who want to maintain a commitment
                                    to real estate securities in their
                                    portfolios.



  Principal                         The Fund invests, under normal circumstances,
  Investment Strategies             at least 80% of its net assets in real estate
                                    securities, including securities issued by
                                    real estate investment trusts ("REITs"),
                                    master limited partnerships and other real
                                    estate companies. Investments in these
                                    issuers include common, convertible and
                                    preferred stock and debt securities, rights
                                    or warrants to purchase common stock, and
                                    limited partnership interests.



  Principal                         Because the value of the Fund's investments
  Investment Risks                  will fluctuate with market conditions, so
                                    will the value of your investment in the
                                    Fund. You could lose money on your investment
                                    in the Fund, or the Fund could underperform
                                    other investments. Some of the Fund's
                                    holdings may underperform its other holdings.
                                    The Fund will be significantly exposed to the
                                    risks of the real estate market. The Fund is
                                    non-diversified, which means that it is more
                                    vulnerable to risks affecting a particular
                                    issuer than a diversified fund would be.



  Who May                           Consider investing in the Fund if you are:
  Want to Invest?                     - seeking quarterly income
                                      - wishing to add a growth component to your
                                        portfolio
                                      - willing to accept the risks of investing
                                    in real estate-related securities in exchange
                                        for potentially higher long term returns
                                    This Fund will not be appropriate for anyone:
                                      - pursuing a short-term goal or investing
                                    emergency reserves
                                      - seeking safety of principal




 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES




The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance to that of its benchmark index, the MSCI US REIT Index(4). The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares because of differences in expenses of each class.
Performance Bar Chart and Table
TOTAL ANNUAL RETURN AS OF 12/31/06
FOR CLASS A SHARES*

2003                                                                             35.22
2004                                                                             30.04
2005                                                                             12.59
2006                                                                             35.35

                                           Of course, past performance does not
                                           indicate how the Fund will perform in
                                           the future.

                                             Best quarter:  Q4 2004       15.42%
                                             Worst quarter: Q1 2005       -6.77%

                                       PERFORMANCE TABLE
                                       AVERAGE ANNUAL TOTAL RETURNS
                                       (for the period ending December 31,
                                       2006)

                                                         FUND                    SINCE
                                                       INCEPTION   PAST YEAR   INCEPTION
                                                       ---------------------------------
    Class A Shares Return Before Taxes(1)              12/31/02     27.58%      26.06%
                                                       ---------------------------------
    Class A Shares Return After Taxes on
    Distributions(1)                                   12/31/02     24.37%      23.20%
                                                       ---------------------------------
    Class A Shares Return After Taxes on
    Distributions and Sale of Fund Shares(1)           12/31/02     18.81%      21.40%
                                                       ---------------------------------
    Class B Shares Return Before Taxes(2)              12/31/02     29.28%      26.57%
                                                       ---------------------------------
    Class C Shares Return Before Taxes(3)              12/31/02     33.28%      26.91%
                                                       ---------------------------------
    The MSCI US REIT Index(4)                          12/31/02     35.92%      28.64%
----------------------------------------------------------------------------------------

 * The Fund offers three different classes of shares through this prospectus:
 Class A Shares, Class B Shares, and Class C Shares. Each class of shares has different characteristics and are subject to different fees and expenses.

 (1) Assumes maximum sales charge of 5.75%. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class B and Class C Shares will vary.

 (2) Assumes applicable contingent deferred sales charge, maximum of 5.00%.

 (3) Assumes applicable contingent deferred sales charge, maximum of 1.00%.

 (4) The MSCI US REIT Index is a capitalization-weighted index of the most actively traded real estate investment trusts (REITs), designed to measure real estate equity performance. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

                                                                 CLASS A      CLASS B      CLASS C
                                                                ---------    ---------    ---------
    SHAREHOLDER TRANSACTION FEES (PAID BY YOU DIRECTLY)
    -----------------------------------------------------------------------------------------------
    Maximum sales charge (load) on purchases                        5.75%(1)     0.00%        0.00%
    -----------------------------------------------------------------------------------------------
    Maximum deferred sales charge (load)                             None(2)     5.00%(3)     1.00%(4)
    -----------------------------------------------------------------------------------------------
    75-day Redemption Fee(5)                                        1.00%        1.00%        1.00%



    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    -----------------------------------------------------------------------------------------------
    Management Fee                                                  0.85%        0.85%        0.85%
    -----------------------------------------------------------------------------------------------
    Distribution and Service (12b-1) Fees                           0.25%        1.00%        1.00%
    -----------------------------------------------------------------------------------------------
    Other Expenses(6)                                               0.35%        0.35%        0.35%
    -----------------------------------------------------------------------------------------------
    Total Fund Operating Expenses*                                  1.45%        2.20%        2.20%
    -----------------------------------------------------------------------------------------------
    Fee Expense (Reimbursement) Recoupment*                         0.00%        0.00%        0.00%
    -----------------------------------------------------------------------------------------------
    Net Fund Operating Expenses*                                    1.45%        2.20%        2.20%
    -----------------------------------------------------------------------------------------------

 * The Adviser has contractually agreed, until December 31, 2009, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C Shares at 1.45%, 2.20% and 2.20%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense.

 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

 (2) A deferred sales charge of 1.00% may be applied to redemptions within one year of purchase of Class A Shares in the case of accounts with an aggregate value of $1 million or more, where no sales charge applies (not including shares purchased with reinvested dividends and/or distributions).

 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years on the 3rd business day of the month in which they were originally purchased.

 (4) Applied to redemptions within one year of purchase.

 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 56 for more information.

 (6) "Other Expenses" include operating expenses other than the management fee and distribution fee.

 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment

   - 5% annual return

   - no changes in the Fund's operating expenses

   - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example

                                    1          3           5           10
                                   YEAR      YEARS       YEARS       YEARS

    Class A                        $714      $1,007      $1,324      $2,218
    -----------------------------------------------------------------------
    Class B
    Assuming Redemption            $723      $  988      $1,328      $2,542
    Assuming no Redemption         $223      $  688      $1,182      $2,542
    -----------------------------------------------------------------------
    Class C
    Assuming Redemption            $326      $  688      $1,182      $2,542
    Assuming no Redemption         $223      $  688      $1,182      $2,542
    -----------------------------------------------------------------------

 [ICON]
     --
                KENSINGTON REAL ESTATE SECURITIES FUND

       INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 TICKER SYMBOL:
 Class A Shares: KREAX
 Class B Shares: KREBX
 Class C Shares: KRECX

 Investment Objective

 The investment objective of the Fund is to seek total return from both capital appreciation and current income through investing in a portfolio of real estate securities. The Fund offers exposure to real estate as part of an overall asset allocation strategy and is designed for investors who want to maintain a commitment to real estate securities in their portfolios.

 Policies and Strategies

 The Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers may include common, preferred and convertible stock, debt obligations and other senior securities, rights and warrants to purchase securities, and limited partnership interests. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's assets (consisting of net assets plus the amount of any borrowings for investment purposes) will be invested in securities of issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund will normally invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 KENSINGTON REAL ESTATE SECURITIES FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the following types of risks:

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the

 KENSINGTON REAL ESTATE SECURITIES FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 Fund's non-diversified status means that it is able to concentrate up to half of its portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 SECURITIES LENDING RISK: There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

 BORROWING: The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest

 KENSINGTON REAL ESTATE SECURITIES FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

 RESTRICTED AND ILLIQUID SECURITIES RISK: If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

 [ICON]
     --
                KENSINGTON SELECT INCOME FUND

       RISK/RETURN SUMMARY AND FUND EXPENSES


  Investment Objective              The Fund seeks high current income and
                                    potential for modest long term growth of
                                    capital.
  Principal                         The Fund invests primarily in real estate
  Investment Strategies             securities, including securities issued by
                                    real estate investment trusts ("REITs"),
                                    master limited partnerships and other real
                                    estate companies. Investments in these
                                    issuers include preferred stock, convertible
                                    preferred stock, debt securities, and other
                                    senior securities. The Fund may also invest
                                    in common stock, rights or warrants to
                                    purchase securities, and limited partnership
                                    interests. The Fund may engage in
                                    transactions designed to hedge its portfolio
                                    against market declines. The Fund may utilize
                                    limited portfolio leverage in pursuit of its
                                    objectives.

  Principal                         Because the value of the Fund's investments
  Investment Risks                  will fluctuate with market conditions, so
                                    will the value of your investment in the
                                    Fund. You could lose money on your investment
                                    in the Fund, or the Fund could underperform
                                    other investments. Some of the Fund's
                                    holdings may underperform its other holdings.
                                    The Fund will be significantly exposed to the
                                    risks of the real estate market. The Fund is
                                    non-diversified, which means that it is more
                                    vulnerable to risks affecting a particular
                                    issuer than a diversified fund. Additionally,
                                    the Fund can buy securities with borrowed
                                    money (a form of leverage), which can magnify
                                    the Fund's gains and losses.

  Who May                           Consider investing in the Fund if you are:
  Want to Invest?                     - seeking quarterly income.
                                      - wishing to add an income component to
                                    your portfolio, with modest growth potential.
                                      - willing to accept the risks of investing
                                    in real estate-related securities in exchange
                                        for potentially higher long term returns.

                                    This Fund will not be appropriate for anyone:
                                      - pursuing a short-term goal or investing
                                    emergency reserves.
                                      - seeking safety of principal.

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES




The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance over time to that of its benchmark index, the Merrill Lynch Preferred Index.(4) The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares because of differences in expenses of each class.
Performance Bar Chart and Table
TOTAL ANNUAL RETURNS AS OF 12/31/06
FOR CLASS A SHARES*

2002                                                                             16.94
2003                                                                             23.97
2004                                                                             11.30
2005                                                                             -1.99
2006                                                                             15.61

                                           Of course, past performance does not
                                           indicate how the Fund will perform in
                                           the future.

                                             Best quarter:  Q2 2003       10.62%
                                             Worst quarter: Q2 2004       -6.13%

                                       PERFORMANCE TABLE
                                       AVERAGE ANNUAL TOTAL RETURNS
                                       (for the period ending December 31,
                                       2006)

                                                  FUND                     PAST        SINCE
                                                INCEPTION   PAST YEAR   FIVE YEARS   INCEPTION
    Class A Shares Return Before Taxes(1)        3/30/01      8.95%       11.50%      14.82%
    Class A Shares Return After Taxes on
    Distributions(1)                             3/30/01      6.68%        8.57%      11.66%
    Class A Shares Return After Taxes on
    Distributions and Sale of Fund Shares(1)     3/30/01      6.45%        8.25%      11.06%
    Class B Shares Return Before Taxes(2)        3/30/01      9.72%       11.72%      15.04%
    Class C Shares Return Before Taxes(3)        3/30/01     13.72%       11.97%      15.13%
    The Merrill Lynch Preferred Index(4)         3/30/01      8.10%        6.21%       6.53%

 * The Fund offers three different classes of shares through this prospectus:
 Class A Shares, Class B Shares, and Class C Shares. Each class of shares has different characteristics and are subject to different fees and expenses.

 (1) Assumes maximum sales charge of 5.75%. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class B and Class C Shares will vary.

 (2) Assumes applicable contingent deferred sales charge, maximum of 5.00%.

 (3) Assumes applicable contingent deferred sales charge, maximum of 1.00%.

 (4) The Merrill Lynch Preferred Index is a capitalization-weighted index of preferred stock issues that is generally representative of the market for preferred securities. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES




 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

                                                                  CLASS A        CLASS B        CLASS C
                                                                  -------        -------        -------
    SHAREHOLDER TRANSACTION FEES (FEES PAID BY YOU
    DIRECTLY)
    Maximum sales charge (load) on purchases                       5.75%(1)       0.00%          0.00%
    Maximum deferred sales charge (load)                            None(2)       5.00%(3)       1.00%(4)
    75-day Redemption Fee(5)                                       1.00%          1.00%          1.00%
    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    Management Fee                                                 1.00%          1.00%          1.00%
    Distribution and Service (12b-1) Fees                          0.25%          1.00%          1.00%
    Other Expenses(6)
      Dividend & Interest Expense                                  0.96%          0.96%          0.96%
      Remainder of Other Expenses                                  0.23%          0.23%          0.23%
    Total Fund Operating Expenses*                                 2.44%          3.19%          3.19%
    Fee Expense Reimbursement*                                     0.00%          0.00%          0.00%
    Net Fund Operating Expenses*                                   2.44%          3.19%          3.19%

 * The Adviser has contractually agreed, until December 31, 2009, to waive fees and/or reimburse the Fund certain expenses (excluding (1) extraordinary expenses and (2) dividend and interest expense) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C shares at 1.60%, 2.35% and 2.35%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. Shown below are the net expenses of the Fund for the fiscal period ended 12/31/06 reflecting certain non-reimbursable expenses.

    Net Fund Operating Expenses                               CLASS A     CLASS B     CLASS C
                                                             ---------   ---------   ---------
      (Including Dividend and Interest Expense)............    2.44%       3.19%       3.19%
    Non-Reimbursable Dividend and Interest Expense.........   (0.96)%     (0.96)%     (0.96)%
                                                             ---------   ---------   ---------
    Net Fund Operating Expenses
      (Excluding Dividend and Interest Expense)............    1.48%       2.23%       2.23%

 While the Fund may incur dividend expense on securities sold short and interest expense on borrowed amounts, the Fund may also receive interest income on the proceeds of such short sales as well as dividend income on investments made with such borrowed amounts. Such interest and dividend income is not reflected in the expense ratios in the above tables.

 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

 (2) A deferred sales charge of 1.00% may be applied to redemptions within one year of purchase of Class A Shares in the case of accounts with an aggregate value of $1 million or more, where no sales charge applies (not including shares purchased with reinvested dividends and/or distributions).

 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years on the 3rd business day of the month in which they were originally purchased.

 (4) Applied to redemptions within one year of purchase.

 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 56 for more information.

 (6) "Other Expenses" include operating expenses other than the management fee and the distribution fee and include dividend and interest expense.

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment.

   - 5% annual return.

   - redemption at the end of each period.

   - no changes in the Fund's operating expenses.

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example

                                    1          3           5           10
                                   YEAR      YEARS       YEARS       YEARS

    Class A                        $808      $1,292      $1,801      $3,192
---------------------------------------------------------------------------
    Class B
    Assuming Redemption            $822      $1,283      $1,869      $3,494
    Assuming no Redemption         $322      $  983      $1,669      $3,494
---------------------------------------------------------------------------
    Class C
    Assuming Redemption            $424      $  983      $1,669      $3,494
    Assuming no Redemption         $322      $  983      $1,669      $3,494
---------------------------------------------------------------------------

 [ICON]
     --
                KENSINGTON SELECT INCOME FUND

       INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 TICKER SYMBOL:
 Class A Shares: KIFAX
 Class B Shares: KIFBX
 Class C Shares: KIFCX

 Investment Objective

 The investment objective of the Kensington Select Income Fund is to seek high current income and potential for modest long term growth of capital.

 Policies and Strategies

 The Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers are expected to include preferred stock, convertible preferred stock, debt obligations and other senior securities. The Fund may invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent the adviser deems appropriate. There can be no assurance the Fund will achieve its investment objective.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund has a limited ability to leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's net assets will be invested in income-producing securities. The Fund's investments will also be predominantly in issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund may invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the various types of risks discussed below.

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund's non-diversified status means that it is able to concentrate up to half its portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interest and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, while leveraging may produce higher returns leveraging is also considered to increase risk.

 The Fund may loan certain securities in its portfolio. The loan will be fully collateralized and marked-to-market throughout the period of the loan. The Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems.

 Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 SECURITIES LENDING RISK: There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

 BORROWING: The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

 RESTRICTED AND ILLIQUID SECURITIES RISK: If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

 [ICON]
                KENSINGTON STRATEGIC REALTY FUND

       RISK/RETURN SUMMARY AND FUND EXPENSES


  Investment Objective              The Fund seeks total return through a
                                    combination of high current income relative
                                    to equity investment alternatives, plus long
                                    term growth of capital.

  Principal                         The Fund invests, under normal circumstances,
  Investment Strategies             at least 80% of its net assets in real estate
                                    securities, including securities issued by
                                    real estate investment trusts ("REITs"),
                                    master limited partnerships and other real
                                    estate companies. Investments in these
                                    issuers include common, convertible and
                                    preferred stock and debt securities, rights
                                    or warrants to purchase common stock, and
                                    limited partnership interests. The Fund may
                                    engage in transactions designed to hedge its
                                    portfolio against market declines. The Fund
                                    may also utilize limited portfolio leverage
                                    in pursuit of its objectives.

  Principal                         Because the value of the Fund's investments
  Investment Risks                  will fluctuate with market conditions, so
                                    will the value of your investment in the
                                    Fund. You could lose money on your investment
                                    in the Fund, or the Fund could underperform
                                    other investments. Some of the Fund's
                                    holdings may underperform its other holdings.
                                    The Fund will be significantly exposed to the
                                    risks of the real estate market. The Fund is
                                    non-diversified, which means that it is more
                                    vulnerable to risks affecting a particular
                                    issuer than a diversified fund would be.
                                    Additionally, the Fund can buy securities
                                    with borrowed money (a form of leverage),
                                    which can magnify the Fund's gains and
                                    losses.

  Who May                           Consider investing in the Fund if you are:
  Want to Invest?                     - seeking quarterly income
                                      - wishing to add a growth component to your
                                        portfolio
                                      - willing to accept the risks of investing
                                    in real estate-related securities in exchange
                                        for potentially higher long term returns
                                    This Fund will not be appropriate for anyone:
                                      - pursuing a short-term goal or investing
                                    emergency reserves
                                      - seeking safety of principal

 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES




The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance over time to that of its benchmark index, the FTSE NAREIT Composite Index.(4) The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares because of differences in expenses of each class.
Performance Bar Chart and Table
TOTAL ANNUAL RETURNS AS OF 12/31/06
FOR CLASS A SHARES*

2000                                                                             27.05
2001                                                                             30.15
2002                                                                              4.14
2003                                                                             31.83
2004                                                                             27.63
2005                                                                              4.76
2006                                                                             30.16

                                           Of course, past performance does not
                                           indicate how the Fund will perform in
                                           the future.

                                             Best quarter:  Q4 2004       18.28%
                                             Worst quarter: Q2 2004       -9.34%

                                       PERFORMANCE TABLE
                                       AVERAGE ANNUAL TOTAL RETURNS
                                       (for the period ending December 31,
                                       2006)

                                                   FUND       PAST       PAST        SINCE
                                                 INCEPTION    YEAR    FIVE YEARS   INCEPTION
                                                 -------------------------------------------
    Class A Shares Return Before Taxes(1)         9/15/99    22.68%     17.63%      23.08%
                                                 -------------------------------------------
    Class A Shares Return After Taxes on
    Distributions(1)                              9/15/99    19.77%     14.23%      19.20%
                                                 -------------------------------------------
    Class A Shares Return After Taxes on
    Distributions and Sale of Fund Shares(1)      9/15/99    16.17%     13.58%      18.28%
                                                 -------------------------------------------
    Class B Shares Return Before Taxes(2)         9/15/99    24.18%     17.94%      23.17%
                                                 -------------------------------------------
    Class C Shares Return Before Taxes(3)         9/15/99    28.18%     18.14%      23.16%
                                                 -------------------------------------------
    FTSE NAREIT Composite Index(4)                9/15/99    34.02%     22.48%      20.36%
--------------------------------------------------------------------------------------------

 * The Fund offers three different classes of shares through this prospectus:
 Class A Shares, Class B Shares, and Class C Shares. Each class of shares has different characteristics and are subject to different fees and expenses.

 (1) Assumes maximum sales charge of 5.75%. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class B and Class C Shares will vary.

 (2) Assumes applicable contingent deferred sales charge, maximum of 5.00%.

 (3) Assumes applicable contingent deferred sales charge, maximum of 1.00%.

 (4) The FTSE NAREIT Composite Index is an unmanaged index consisting of approximately 200 Real Estate Investment Trust stocks. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Fees and Expenses*

                                                               CLASS A          CLASS B          CLASS C
                                                              ---------        ---------        ---------
    SHAREHOLDER TRANSACTION FEES (PAID BY YOU DIRECTLY)
------------------------------------------------------------------------------------------------------------

    Maximum sales charge (load) on purchases                      5.75%(1)         0.00%            0.00%
------------------------------------------------------------------------------------------------------------
    Maximum deferred sales charge (load)                           None(2)         5.00%(3)         1.00%(4)
------------------------------------------------------------------------------------------------------------
    75-day Redemption Fee(5)                                      1.00%            1.00%            1.00%
------------------------------------------------------------------------------------------------------------
    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------
    Management Fee (Including Performance Adjustments)(6)         0.92%            0.92%            0.92%
------------------------------------------------------------------------------------------------------------
    Distribution and Service (12b-1) Fees                         0.25%            1.00%            1.00%
------------------------------------------------------------------------------------------------------------
    Other Expenses(7)
------------------------------------------------------------------------------------------------------------
      Dividend & Interest Expense                                 1.67%            1.67%            1.67%
------------------------------------------------------------------------------------------------------------
      Remainder of Other Expenses                                 0.23%            0.23%            0.23%
------------------------------------------------------------------------------------------------------------
    Total Fund Operating Expenses*                                3.07%            3.82%            3.82%
------------------------------------------------------------------------------------------------------------
    Fee Expense Reimbursement*                                    0.00%            0.00%            0.00%
------------------------------------------------------------------------------------------------------------
    Net Fund Operating Expenses*                                  3.07%            3.82%            3.82%
------------------------------------------------------------------------------------------------------------

 * The Adviser has contractually agreed, until December 31, 2009 to waive fees and/or reimburse the Fund certain expenses (excluding (1) increases to the advisory fee due to performance adjustments, (2) extraordinary expenses and (3) dividend and interest expense) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C Shares at 2.25%, 3.00% and 3.00%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. Shown below are the net expenses of the Fund for the fiscal period ended 12/31/06 reflecting performance fee adjustments to the base fee of 1.50% and certain other non-reimbursable expenses.

    Net Fund Operating Expenses                              CLASS A     CLASS B     CLASS C
                                                            ---------   ---------   ---------
     (Including Performance Adjustments and Dividend and
     Interest Expense)...................................     3.07%       3.82%       3.82%
    Management Fee -- Performance Adjustment.............     0.58%       0.58%       0.58%
    Non-Reimbursable Dividend and Interest Expense.......    (1.67)%     (1.67)%     (1.67)%
                                                            ---------   ---------   ---------
    Net Fund Operating Expenses (Excluding Performance
     Adjustments and Dividend and Interest Expense)......     1.98%       2.73%       2.73%

 While the Fund may incur dividend expense on securities sold short and interest expense on borrowed amounts, the Fund may also receive interest income on the proceeds of such short sales as well as dividend income on investments made with such borrowed amounts. Such interest and dividend income is not reflected in the expense ratios in the above tables.

 In accordance with the terms of the expense limitation agreement between the Fund and the Adviser, certain of the fees previously waived and certain of the expenses previously reimbursed by the Adviser are being recouped.

 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

 (2) A deferred sales charge of 1.00% may be applied to redemptions within one year of purchase of Class A Shares in the case of accounts with an aggregate value of $1 million or more, where no sales charge applies (not including shares purchased with reinvested dividends and/or distributions).

 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years on the 3rd business day of the month in which they were originally purchased.

 (4) Applied to redemptions within one year of purchase.

 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 56 for more information.

 (6) The management fee is a fulcrum-type performance fee that varies on a monthly basis depending on the Fund's performance relative to that of the FTSE NAREIT Composite Index. (See the section titled "Fund Management -- the Investment Adviser" of this Prospectus for a complete description of the Fund's management fee.) The fee set forth in the fee table above represents the actual management fee paid by the Fund to the Adviser for the fiscal year ended December 31, 2006 (it is composed of the base fee minus negative performance adjustments equal to, in the aggregate, to 0.58% of the Fund's average daily net asset for that period).

 (7) "Other Expenses" include operating expenses other than the management fee and distribution fee and include dividend and interest expense.

 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment

   - 5% annual return

   - redemption at the end of each period

   - no changes in the Fund's operating expenses

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example

                                    1          3           5           10
                                   YEAR      YEARS       YEARS       YEARS

    Class A                        $921      $1,628      $2,354      $4,257
---------------------------------------------------------------------------
    Class B
    Assuming Redemption            $941      $1,632      $2,433      $4,534
    Assuming no Redemption         $441      $1,332      $2,233      $4,534
---------------------------------------------------------------------------
    Class C
    Assuming Redemption            $542      $1,332      $2,233      $4,534
    Assuming no Redemption         $441      $1,332      $2,233      $4,534
---------------------------------------------------------------------------

 [ICON]
                KENSINGTON STRATEGIC REALTY FUND

       INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 TICKER SYMBOL:
 Class A Shares: KSRAX
 Class B Shares: KSRBX
 Class C Shares: KSRCX

 Investment Objective

 The investment objective of the Kensington Strategic Realty Fund is to seek total return through a combination of high current income relative to equity investment alternatives, plus long term growth of capital.

 Policies and Strategies

 The Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers may include common, preferred and convertible stock, debt obligations and other senior securities, rights and warrants to purchase securities, and limited partnership interests.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund may also leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund will normally invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund intends to close to new investors upon reaching a net asset value equal to 0.50% of the then current market capitalization of the FTSE NAREIT Composite Index and reopen for such periods as the Fund's net assets fall below such 0.50%. Any closing of the Fund under these provisions will occur beginning 45 days after the close of the quarter in which the Fund reaches, and continues to have, a size which triggers such closing. The Fund will reopen to new investors on the first day of any month following a drop below this 0.50% level, provided the Fund is still below that level. Existing shareholders may continue to make additional investments after any such closing.

 Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end). In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the following types of risks:

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions,

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund's non-diversified status means that it is able to concentrate up to half it portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interests and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, leveraging is considered to increase risk.

 The Fund may loan certain securities in its portfolio. The loan will be fully collateralized and marked-to-market throughout the period of the loan. The Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems.

 Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 The Fund pays the Adviser a fee based on the Fund's performance relative to the FTSE NAREIT Composite Index. This arrangement could provide an incentive to the Adviser to seek special opportunities that may involve greater risks than if a non-performance fee arrangement had been adopted. Conversely, the Adviser could be motivated to avoid risk in order to minimize fluctuations in its performance based fee.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 Interest Rate Risk: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 SECURITIES LENDING RISK: There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

 BORROWING: The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 RESTRICTED AND ILLIQUID SECURITIES RISK: If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

 [ICON]
                KENSINGTON INTERNATIONAL REAL ESTATE FUND

       RISK/RETURN SUMMARY AND FUND EXPENSES


  Investment Objective              The Fund seeks total return from both capital
                                    appreciation and current income through investing
                                    in a portfolio of non-U.S. real estate securities.



  Principal                         The Fund invests, under normal circumstances, at
  Investment Strategies             least 80% of its net assets in non-U.S. real
                                    estate securities, including securities issued by
                                    real estate investment trusts ("REITs"), master
                                    limited partnerships and other real estate
                                    companies. Investments in these issuers include
                                    common, convertible and preferred stock and debt
                                    securities, rights or warrants to purchase common
                                    stock, and limited partnership interests.



  Principal                         Because the value of the Fund's investments will
  Investment Risks                  fluctuate with market conditions, so will the
                                    value of your investment in the Fund. You could
                                    lose money on your investment in the Fund, or the
                                    Fund could underperform other investments. Some of
                                    the Fund's holdings may underperform its other
                                    holdings. The Fund will be significantly exposed
                                    to the risks of the real estate market. The Fund
                                    is non-diversified, which means that it is more
                                    vulnerable to risks affecting a particular issuer
                                    than a diversified fund would be. The Fund invests
                                    primarily in international securities and is
                                    therefore subject to risks related to investment
                                    outside the U.S. including currency risk,
                                    political risk and regulatory risk.



  Who May                           Consider investing in the Fund if you are:
  Want to Invest?                     - wishing to add a growth component to your
                                    portfolio
                                      - willing to accept the risks of investing in
                                    international real estate-related securities in
                                        exchange for potentially higher long term
                                        returns
                                      - seeking exposure to non-U.S. real estate
                                    securities
                                    This Fund will not be appropriate for anyone:
                                      - pursuing a short-term goal or investing
                                    emergency reserves
                                      - seeking safety of principal



  Fund Performance                  Because the Fund only commenced operations on
                                    April 28, 2006, Fund performance information is
                                    not yet presented.




 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

                                                                 CLASS A      CLASS B      CLASS C
                                                                ---------    ---------    ---------
    SHAREHOLDER TRANSACTION FEES (PAID BY YOU DIRECTLY)
    -----------------------------------------------------------------------------------------------
    Maximum sales charge (load) on purchases                        5.75%(1)     0.00%        0.00%
    -----------------------------------------------------------------------------------------------
    Maximum deferred sales charge (load)                             None(2)     5.00%(3)     1.00%(4)
    -----------------------------------------------------------------------------------------------
    75-day Redemption Fee(5)                                        1.00%        1.00%        1.00%
    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    -----------------------------------------------------------------------------------------------
    Management Fee                                                  1.00%        1.00%        1.00%
    -----------------------------------------------------------------------------------------------
    Distribution and Service (12b-1) Fees                           0.25%        1.00%        1.00%
    -----------------------------------------------------------------------------------------------
    Other Expenses(6)                                               0.92%        0.92%        0.92%
    -----------------------------------------------------------------------------------------------
    Total Fund Operating Expenses*                                  2.17%        2.92%        2.92%
    -----------------------------------------------------------------------------------------------
    Fee Expense Reimbursement*                                    (0.52)%      (0.52)%      (0.52)%
    -----------------------------------------------------------------------------------------------
    Net Fund Operating Expenses*                                    1.65%        2.40%        2.40%
    -----------------------------------------------------------------------------------------------

 * Effective May 1, 2007, the Adviser has contractually agreed, until December 31, 2009, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C Shares at 1.65%, 2.40% and 2.40%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. The expense information in this table has been restated to reflect the current fees.

 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

 (2) A deferred sales charge of 1.00% may be applied to redemptions within one year of purchase of Class A Shares in the case of accounts with an aggregate value of $1 million or more, where no sales charge applies (not including shares purchased with reinvested dividends and/or distributions).

 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years on the 3rd business day of the month in which they were originally purchased.

 (4) Applied to redemptions within one year of purchase.

 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 56 for more information.

 (6) "Other Expenses" include operating expenses other than the management fee and distribution fee and have been estimated for the Fund's initial year of investment operations.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment

   - 5% annual return

   - no changes in the Fund's operating expenses

   - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example

                                    1          3           5           10
                                   YEAR      YEARS       YEARS       YEARS

    Class A                        $733      $1,065      $1,530      $2,811
    -----------------------------------------------------------------------
    Class B
    Assuming Redemption            $743      $1,048      $1,592      $3,123
    Assuming no Redemption         $243      $  748      $1,392      $3,123
    -----------------------------------------------------------------------
    Class C
    Assuming Redemption            $346      $  748      $1,392      $3,123
    Assuming no Redemption         $243      $  748      $1,392      $3,123
    -----------------------------------------------------------------------

 [ICON]
     --
                KENSINGTON INTERNATIONAL REAL ESTATE FUND

       INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 TICKER SYMBOL:
 Class A Shares: KIRAX
 Class B Shares: KIRBX
 Class C Shares: KIRCX

 Investment Objective

 The investment objective of the Fund is to seek total return through growth of capital and current income. The Fund invests primarily in non-U.S. real estate securities in at least three different countries. The Fund may invest up to 20% of its assets in U.S. real estate securities.

 Policies and Strategies

 The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in non-U.S. securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the Fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds, American Depositary Receipts, and European Depositary Receipts. The Fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

 The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

 The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

 The portfolio managers allocate the Fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the Fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to various risks. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you may receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. More specifically, the Fund may be affected by the following types of risks:

 GENERAL RISKS: The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

 Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuers of a debt security may default or otherwise be unable to honor a financial obligation.

 The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 NON DIVERSIFICATION RISK: As a non-diversified investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a great risk of loss than a fund that has a diversified portfolio.

 HEDGING RISK: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of the gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 INABILITY TO SELL SECURITIES RISK: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 Risks of Investing in Foreign Securities

 Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Also, certain investments in foreign securities also may be subject to foreign withholding taxes.

 POLITICAL RISK: The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in those countries.

 OVERSEAS EXCHANGES RISK: The Fund will engage in transactions on a number of overseas stock exchanges. It is possible that market practices relating clearance and

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in Foreign Securities continued settlement of securities transactions and custody of assets can pose increased risk to the fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the Fund's net asset value per share ("NAV")).

 The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

 FOREIGN CURRENCY RISK: Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Furthermore, insofar as the Fund invests in emerging markets, there is a higher risk of currency depreciation. Historically, most emerging market country currencies have experienced significant depreciation against the U.S. dollar. Some emerging market country currencies may continue to fall in value against the U.S. dollar.

 CURRENCY HEDGING RISK: The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

 As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

 [ICON]
                KENSINGTON GLOBAL REAL ESTATE FUND

       RISK/RETURN SUMMARY AND FUND EXPENSES


  Investment Objective         The Fund seeks total return from both capital
                               appreciation and current income through investing
                               in a portfolio of global real estate securities.



  Principal                    The Fund invests, under normal circumstances, at
  Investment Strategies        least 80% of its net assets in U.S. and non-U.S.
                               real estate securities, including securities
                               issued by real estate investment trusts ("REITs"),
                               master limited partnerships and other real estate
                               companies. Investments in these issuers include
                               common, convertible and preferred stock and debt
                               securities, rights or warrants to purchase common
                               stock, and limited partnership interests. Under
                               normal market conditions, the Fund will invest
                               significantly (at least 40% of its net
                               assets -- unless market conditions are not deemed
                               favorable by the Adviser, in which case the Fund
                               would invest at least 30% of its net assets) in
                               real estate securities of issuers organized or
                               located outside the U.S. or doing a substantial
                               amount of business outside the U.S. The Fund will
                               allocate its assets among various regions and
                               countries, including the U.S. (but in no less than
                               three different countries).



  Principal                    Because the value of the Fund's investments will
  Investment Risks             fluctuate with market conditions, so will the
                               value of your investment in the Fund. You could
                               lose money on your investment in the Fund, or the
                               Fund could underperform other investments. Some of
                               the Fund's holdings may underperform its other
                               holdings. The Fund will be significantly exposed
                               to the risks of the real estate market. The Fund
                               is non-diversified, which means that it is more
                               vulnerable to risks affecting a particular issuer
                               than a diversified fund would be. The Fund invests
                               primarily in global securities and is therefore
                               subject to risks related to investment outside the
                               U.S. including currency risk, political risk and
                               regulatory risk.



  Who May                      Consider investing in the Fund if you are:
  Want to Invest?                - wishing to add a growth component to your
                               portfolio
                                 - willing to accept the risks of investing in
                               global real estate-related securities in exchange
                                   for potentially higher long term returns
                                 - seeking some exposure to non-U.S. real estate
                               securities
                               This Fund will not be appropriate for anyone:
                                 - pursuing a short-term goal or investing
                               emergency reserves
                                 - seeking safety of principal



  Fund Performance             Because the Fund only commenced operations on
                               December 29, 2006, Fund performance information is
                               not yet presented.




 KENSINGTON GLOBAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

                                                                 CLASS A      CLASS B      CLASS C
                                                                ---------    ---------    ---------
    SHAREHOLDER TRANSACTION FEES (PAID BY YOU DIRECTLY)
    -----------------------------------------------------------------------------------------------
    Maximum sales charge (load) on purchases                        5.75%(1)     0.00%        0.00%
    -----------------------------------------------------------------------------------------------
    Maximum deferred sales charge (load)                             None(2)     5.00%(3)     1.00%(4)
    -----------------------------------------------------------------------------------------------
    75-day Redemption Fee(5)                                        1.00%        1.00%        1.00%
    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    -----------------------------------------------------------------------------------------------
    Management Fee                                                  1.00%        1.00%        1.00%
    -----------------------------------------------------------------------------------------------
    Distribution and Service (12b-1) Fees                           0.25%        1.00%        1.00%
    -----------------------------------------------------------------------------------------------
    Other Expenses(6)                                               0.51%        0.51%        0.51%
    -----------------------------------------------------------------------------------------------
    Total Fund Operating Expenses*                                  1.76%        2.51%        2.51%
    -----------------------------------------------------------------------------------------------
    Fee Expense Reimbursement*                                    (0.26)%      (0.26)%      (0.26)%
    -----------------------------------------------------------------------------------------------
    Net Fund Operating Expenses*                                    1.50%        2.25%        2.25%
    -----------------------------------------------------------------------------------------------

 * Effective May 1, 2007, the Adviser has contractually agreed, until December 31, 2009, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C Shares at 1.50%, 2.25% and 2.25%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. The expense information in this table has been restated to reflect the current fees.

 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

 (2) A deferred sales charge of 1.00% may be applied to redemptions within one year of purchase of Class A Shares in the case of accounts with an aggregate value of $1 million or more, where no sales charge applies (not including shares purchased with reinvested dividends and/or distributions).

 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years on the 3rd business day of the month in which they were originally purchased.

 (4) Applied to redemptions within one year of purchase.

 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 56 for more information.

 (6) "Other Expenses" include operating expenses other than the management fee and distribution fee and have been estimated for the Fund's initial year of investment operations.
 38

 KENSINGTON GLOBAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment

   - 5% annual return

   - no changes in the Fund's operating expenses

   - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example

                                                            1          3
                                                           YEAR      YEARS

    Class A                                                $719      $1,022
    -----------------------------------------------------------------------
    Class B
    Assuming Redemption                                    $728      $1,003
    Assuming no Redemption                                 $228      $  703
    -----------------------------------------------------------------------
    Class C
    Assuming Redemption                                    $331      $  703
    Assuming no Redemption                                 $228      $  703
    -----------------------------------------------------------------------

 [ICON]
     --
                KENSINGTON GLOBAL REAL ESTATE FUND

       INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 TICKER SYMBOL:
 Class A Shares: KGFAX
 Class B Shares: KGFBX
 Class C Shares: KGFCX

 Investment Objective

 The investment objective of the Fund is to seek total return through growth of capital and current income. The Fund invests primarily in global real estate securities.

 Policies and Strategies

 The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in U.S. and non-U.S. securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the Fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds, American Depositary Receipts, and European Depositary Receipts. Under normal market conditions, the Fund will invest significantly (at least 40% of its net assets -- unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30% of its net assets) in real estate securities of issuers organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

 The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

 The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

 The portfolio managers allocate the Fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the Fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to various risks. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you may receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. More specifically, the Fund may be affected by the following types of risks:

 GENERAL RISKS: The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

 Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuers of a debt security may default or otherwise be unable to honor a financial obligation.

 The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.
 42

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 NON DIVERSIFICATION RISK: As a non-diversified investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a great risk of loss than a fund that has a diversified portfolio.

 HEDGING RISK: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of the gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 INABILITY TO SELL SECURITIES RISK: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 Risks of Investing in Foreign Securities

 Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Also, certain investments in foreign securities also may be subject to foreign withholding taxes.

 POLITICAL RISK: The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in those countries.

 OVERSEAS EXCHANGES RISK: The Fund will engage in transactions on a number of overseas stock exchanges. It is possible that market practices relating clearance and

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in Foreign Securities continued settlement of securities transactions and custody of assets can pose increased risk to the fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the Fund's net asset value per share ("NAV")).

 The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

 FOREIGN CURRENCY RISK: Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Furthermore, insofar as the Fund invests in emerging markets, there is a higher risk of currency depreciation. Historically, most emerging market country currencies have experienced significant depreciation against the U.S. dollar. Some emerging market country currencies may continue to fall in value against the U.S. dollar.

 CURRENCY HEDGING RISK: The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

 As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

 [ICON]

       SHAREHOLDER INFORMATION

 Pricing of Fund Shares
 -------------------------------------------------------------------------------
 How Net Asset Value ("NAV") is calculated

 The NAV for each class of shares of each Fund is calculated by adding the total value of a Fund's investments and other assets attributable to each class, subtracting the liabilities for that class, and then dividing that figure by the number of outstanding shares of the class:

                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

 -------------------------------------------------------------------------------

 Per share net asset value (NAV) for each class of shares of each Fund is determined and their shares are priced at the close of regular trading on the New York Stock Exchange, or at 4:00 p.m. Eastern time, whichever is earlier, on days the Exchange is open.

 Your order for purchase or sale of a class of shares is priced at the next NAV for that class calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution
 Arrangements/Sales Charges." This is what is known as the offering price.

 Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees.

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares

 You may purchase the Funds through the Distributor or through an intermediary, such as an investment representative or a broker dealer, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. To the extent that the Funds have entered into agreements with certain Dealers, the minimum investment may be lower through these Dealers who sell the Funds within their Fee-Based Programs. Dealers may also charge their customers a processing fee in connection with the purchase or redemption of Fund shares. The amount and the applicability of such a fee is determined and disclosed to it's customers by each individual Dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus. If you purchase shares through an intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through an intermediary will be deemed to have been received and accepted by a Fund when the intermediary accepts the order. Customer orders will be priced at a Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee. Intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. Please note that if you are not a U.S. citizen or resident alien, your account must be affiliated with an NASD member firm or intermediary. Consult your investment representative for specific information.

                                                         MINIMUM        MINIMUM
                                                         INITIAL       SUBSEQUENT
                      ACCOUNT TYPE                      INVESTMENT     INVESTMENT
    Regular (non-retirement)                              $2,000          $25
    ------------------------------------------------------------------------------
    Retirement and Custodial Accounts                     $2,000          $25

 The minimum may also be met through setting up an Automatic Investment Plan feature to your account. A new account can be opened with a minimum investment of $1,000 if the Automatic Investment Plan feature is established at the time the account is opened.

 All purchases must be in U.S. dollars and drawn on domestic banks. The Funds will not accept payment in cash, money orders, including cashier's check, unless the cashier's check is in excess of $10,000. Also, to prevent check fraud, the Funds

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued
 will not accept third party checks, Treasury checks, credit card convenience checks, traveler's checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment. A fee of $25.00 will be charged against a shareholder's account, in addition to any loss sustained by a Fund, for any payment that is returned.

 Each Fund may waive its minimum purchase requirements and the Distributor may reject a purchase order if it considers it in the best interest of the Funds and their shareholders.

 In compliance with the USA Patriot Act of 2001, please note that US Bancorp Fund Services, LLC will verify certain information on your Account Application as part of the Funds' Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, Social Security Number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact shareholder servicing at 1-877-833-7114 if you need additional assistance in completing your Application.

 If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information or documentation is not received.

 Instructions for Opening or Adding to an Account

 BY REGULAR MAIL

 Initial Investment:

 1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

 2. Make check or bank draft payable to either "Kensington Real Estate Securities Fund," "Kensington Select Income Fund", "Kensington Strategic Realty Fund", "Kensington International Real Estate Fund" or "Kensington Global Real Estate Fund", as applicable. Checks endorsed to a Fund will not be accepted.

 3. Mail to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701
 48

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued
 Subsequent Investments:

 1. Use the investment slip attached to your account statement. Or, if unavailable,

 2. Include the following information on a piece of paper:

    - Fund name

    - Share class

    - Amount invested

    - Account name

    - Account number

    Include your account number on your check.

 3. Mail to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701

 BY OVERNIGHT SERVICE

 SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

 3. Send to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202

 The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the US Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests, do not constitute receipt by the transfer agent of the Funds.

 BY WIRE TRANSFER

 Note: Your bank may charge a wire transfer fee.

 For initial investment: If you are making an initial investment by wire transfer, you must first complete a new account application and mail or fax it to the Fund. No account will be established until the completed application has been received by the Fund. You must also call shareholder servicing at 1-877-833-7114 to advise that an initial investment will be made by wire and verify the wiring instructions to ensure proper credit when the wire is received.

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued
 For initial and subsequent investments: Call shareholder servicing at 1-877-833-7114 prior to placing the trade to verify the wiring instructions to ensure proper credit when the wire is received. Instruct your bank to wire transfer your investment to:

 U.S. Bank, N.A.
 777 E. Wisconsin Ave.
 Milwaukee, WI 53202
 Routing Number: ABA #075000022
 Credit: US Bancorp Fund Services, LLC
 Account Number: 112-952-137
 Kensington Real Estate Securities Fund, Kensington Select Income Fund, Kensington Strategic Realty Fund, Kensington International Real Estate Fund or Kensington Global Real Estate Fund, as applicable
 Include:
 Your name
 Your account number
 You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

 Subsequent Purchases by Telephone

 After your account has been established, you may purchase additional shares by calling 1-877-833-7114. Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be a minimum of $25. Your shares will be purchased at the price calculated on the day of your purchase order.

 Automatic Investment Plan

 This Plan provides a convenient method to have monies deducted from your bank account for investment into the Funds on a regular basis. Once your account has been opened with the applicable initial minimum investment, you may make automatic investments with a minimum of $25 in each Fund from you bank account if the bank is a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Funds' transfer agent will charge a $25 fee to your account.

 To begin participating in this Plan, complete the Automatic Investment Plan section on the account application or call the Funds' transfer agent at 1-877-833-7114. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to effective date.

 SHAREHOLDER INFORMATION


 Please note the following while completing the Automatic Investment Plan section of the account application:
    - The name and address of the bank account

    - Your checking or savings account number

    - The amount you wish to invest automatically (minimum $25)

    - How often you want to invest (twice a month, every month, four times a year, twice a year or once a year)

    - Attach a voided personal check

    - It may take up to 15 days to activate the automatic investment plan with your designated bank
 -------------------------------------------------------------------------------

 Dividends and Distributions

 Each Fund will pay dividends, if any, from any income either quarterly or semi-annually, as applicable. All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Capital gains, if any, are distributed at least annually.

 If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check(s) in your account, at your Fund's then current net asset value, and to reinvest all subsequent distributions.

 DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.
 -------------------------------------------------------------------------------

 SHAREHOLDER INFORMATION




 Selling Your Shares
 Instructions for Selling Shares

 You may sell your shares at any time, but no redemption request will become effective until all documents have been received in proper form by the transfer agent. You may contact shareholder servicing at 1-877-833-7114 for additional information concerning documentation required for the redemption of shares. Requests for redemptions received before the close of trading on the exchange (generally 4pm Eastern Time) will be processed at that day's NAV. Requests received after 4pm Eastern Time will be based on the NAV determined as of the close of trading on the next day the exchange is open. For distributions in IRA accounts, you will be charged a fee of $25.00 (exclusive of systematic withdrawal plans).

 Payment of your redemption proceeds will normally be sent on the next business day but no later than the seventh day following your redemption request.
   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

 BY TELEPHONE (unless you have declined telephone redemption privileges)

 Proceeds redeemed by telephone may be mailed by check to the address of record, wired to a shareholder's designated bank account, or may be sent via electronic funds transfer through the Automated Clearing House (ACH) network, to a pre-determined bank account. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.

 In order to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. Each shareholder of the account must sign the request with the signatures guaranteed. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.

 1. Call 1-877-833-7114 with instructions as to how you wish to receive your funds (check, wire or electronic funds transfers via the Automated Clearing House (ACH) network).

    Note: IRA redemptions must be requested by mail.

    If you call by 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier, your payment will normally be sent on the next business day. Once a telephone transaction has been placed, it cannot be cancelled or modified.

 SHAREHOLDER INFORMATION


 Selling Your Shares
 continued

 BY MAIL

 1. Call 1-877-833-7114 to request redemption forms or write a letter of instruction indicating:

    - your Fund and account number

    - amount you wish to redeem

    - account owner(s) signature

 2. Mail to: The Kensington Funds, c/o US Bancorp Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.

    Proceeds will be mailed to your address of record or if you have pre-determined bank account instructions on your account, you may have your proceeds sent by wire or electronic funds transfer through the Automated Clearing House (ACH) network. A wire fee of $15 will be applied and your financial institution may also charge a separate fee. There is no charge for an ACH payment, but proceeds may not be available for 2-3 days.

 WIRE TRANSFER

 You must indicate this option on your application.

 A wire fee of $15 will be applied.

 Note: Your financial institution may also charge a separate fee.

 Call 1-877-833-7114 to request a wire transfer.

 If you call by 4 p.m. Eastern time or the close of the NYSE, whichever is earlier, your payment will normally be wired to your bank on the next business day.

 AUTOMATIC WITHDRAWAL PLAN

 You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

   - Make sure you've checked the appropriate box on the Account Application. Or call 1-877-833-7114.

   - Minimum balance required to start this program is $10,000.

   - Include a voided personal check.

   - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   - It may take up to 10 business days to activate the automatic withdrawal plan with your designated bank.

 SHAREHOLDER INFORMATION




 General Policies on Selling Shares
 Redemptions In Writing Required

 You must request redemptions in writing in the following situations:

 1. Redemptions from Individual Retirement Accounts ("IRAs").

 2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:

   - Your account address has changed within the last 30 days

   - The check is not being mailed to the address on your account

   - The check is not being made payable to the owner(s) of the account

   - The redemption proceeds are being transferred to another Fund account with a different registration

   - The redemption proceeds are being wired to bank instructions currently not on your account

   - When establishing or modifying certain services on an account

 In addition to the situations described, the fund(s) and/or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.

 Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

 Verifying Telephone Redemptions

 The Funds make every effort to insure that telephone redemptions (including exchanges) are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

 Redemptions Within 12 Calendar Days of Initial Investment

 If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay payment of redemption proceeds until the transfer

 SHAREHOLDER INFORMATION


 General Policies on Selling Shares
 continued
 agent is reasonably satisfied that the check has cleared. This may take up to 12 business days from the purchase date. You can avoid this delay by purchasing shares with a wire transfer.

 Refusal of Redemption Request

 Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 Redemption In Kind

 Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations. If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

 Closing of Small Accounts

 If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

 Frequent Trading Policy

 The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Funds believe that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Funds therefore discourage frequent purchase and redemptions by shareholders and they do not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. As described immediately below, the Funds charge a redemption fee of 1.00% of the total redemption amount on the sale of shares sold within 75 days of purchase, subject to certain exceptions and limitations. At the present time the Funds do not

 SHAREHOLDER INFORMATION


 impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. It may not be feasible for the Funds to prevent or detect every potential instance of short-term trading in shares of the Funds.

 75-Day Redemption Fee

 The Funds charge a redemption fee of 1.00% of the total redemption amount if you sell your shares within 75 days of purchase, subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions and will not apply to exchanges except in the case of an exchange into the First American Prime Obligations Fund. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to certain redemptions, such as redemptions of shares through asset allocation driven rebalancing programs, systematic withdrawal plans, redemptions of shares purchased via an automatic investment plan, redemptions requested within 75 days following the death or disability of the shareholders (or, if a trust, its beneficiary), and redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

 SHAREHOLDER INFORMATION




 Distribution Arrangements/Sales Charges
 This section describes the sales charges and fees you will pay as an investor in the Funds and ways to qualify for reduced sales charges.

                                     CLASS A           CLASS B           CLASS C

   Sales Charge (Load)            Front-end         No front-end      No front-end
                                  sales charge;     sales charge;     sales charge;
                                  reduced sales     deferred          deferred
                                  charges           charge may        charge may
                                  available.        apply.            apply.
  ----------------------------------------------------------------------------------



   Distribution and               Subject to        Subject to        Subject to
   Service (12b-1) Fee            annual            annual            annual
                                  distribution      distribution      distribution
                                  and               and               and
                                  shareholder       shareholder       shareholder
                                  servicing fees    servicing fees    servicing fees
                                  of up to .25%     of up to 1.00%    of up to 1.00%
                                  of Fund's         of Fund's         of Fund's
                                  total assets      total assets      total assets
                                  applicable to     applicable to     applicable to
                                  Class A           Class B           Class C
                                  shares.           shares.           shares.



  ----------------------------------------------------------------------------------
   Fund Expenses                  Lower annual      Higher annual     Higher annual
                                  expenses than     expenses than     expenses than
                                  Class B and       Class A           Class A
                                  Class C           shares.           shares.
                                  shares.
  ----------------------------------------------------------------------------------

 In addition to offering Class A, Class B, and Class C shares, the Funds also offer Class Y shares, which are described in a separate prospectus and are available for purchase only by certain investors. To obtain the prospectus that describes each Fund's Class Y shares, contact the Funds or the Distributor as listed on the back cover of this prospectus.

 Calculation of Sales Charges

 Class A Shares

 Class A shares of each Fund are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

 SHAREHOLDER INFORMATION


 Distribution Arrangements/Sales Charges
 continued

 The current sales charge rates for Class A shares of each Fund are as follows:

                                                SALES CHARGE     SALES CHARGE
                       YOUR                      AS A % OF         AS A % OF        DEALER
                    INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT   CONCESSION
      Less than $50,000                            5.75%             6.10%          5.00%
      --------------------------------------------------------------------------------------
      $50,000 but less than $100,000               5.00%             5.26%          4.25%
      --------------------------------------------------------------------------------------
      $100,000 but less than $250,000              4.00%             4.17%          3.25%
      --------------------------------------------------------------------------------------
      $250,000 but less than $500,000              3.00%             3.09%          2.50%
      --------------------------------------------------------------------------------------
      $500,000 but less than $750,000              2.50%             2.56%          2.25%
      --------------------------------------------------------------------------------------
      $750,000 but less than $1,000,000            2.00%             2.04%          1.75%
      --------------------------------------------------------------------------------------
      $1,000,000 and above*                        0.00%             0.00%          0.00%
      --------------------------------------------------------------------------------------

 * In the case of accounts with an aggregate value of $1 million or more, where no sales charge applies, a deferred sales charge of 1.00% may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

 Class B Shares

 Class B shares are sold at NAV, without any upfront sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares before the 6th anniversary of their purchase, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions. Orders for the purchase of Class B shares in single amounts in excess of $75,000 will generally not be accepted. In addition, total purchases of Class B shares in the aggregate in excess of $150,000 will generally not be allowed. Orders for purchases of Class B shares in excess of either of the above amounts may be declined.

 CONTINGENT DEFERRED SALES CHARGE

               YEARS SINCE PURCHASE            CDSC
                         1                     5.00%
      ----------------------------------------------
                         2                     4.00%
      ----------------------------------------------
                         3                     3.00%
      ----------------------------------------------
                         4                     3.00%
      ----------------------------------------------
                         5                     2.00%
      ----------------------------------------------
                         6                     1.00%
      ----------------------------------------------
                         7                     0.00%
      ----------------------------------------------

 SHAREHOLDER INFORMATION


 Distribution Arrangements/Sales Charges
 continued

 If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically, shares held for the longest time).

 CONVERSION FEATURE -- CLASS B SHARES

   - Class B shares automatically convert to Class A shares of a Fund after 8 years on the 3rd business day of the month in which they were originally purchased.

   - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares, which will increase your investment return compared to the Class B shares.

   - You will not pay any sales charge or fees when your shares convert, nor will the transaction give rise to any taxable event.

 Class C Shares

 Class C shares are sold at NAV, with no sales charge. Therefore, the entire amount of your purchase price is invested in Class C shares. A CDSC of 1.00% is applied to redemptions of Class C shares within one year of the date of purchase. Class C shares have no conversion feature.

 Sales Charge Reductions -- Class A Shares

 Reduced sales charges on purchases of Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

   - LETTER OF INTENT. You may reduce your Class A sales charge by establishing a Letter of Intent. Your Letter of Intent must be in writing and signed by all shareholders of record. For your convenience, the Funds had included a Letter of Intent option on the new account form and a Letter of Intent set up form is also located on our website. Please visit www.kig.com for a complete list of on-line account forms. The Letter of Intent allows you to combine all Fund purchases (excluding Class A Shares of the money market fund, First American Prime Obligations Fund) that you intend to make over a 13-month period; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. The minimum initial investment as detailed on page 47 must be included with your Letter of Intent. If stated in the Letter of Intent, purchases made during the previous 90 days can be taken into consideration towards fulfillment of the Letter of Intent. Shares equal to 5.75% of the Letter of Intent purchase amount will be

 SHAREHOLDER INFORMATION


 Sales Charge Reductions -- Class A Shares continued

 held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the Letter of Intent not been in effect. This amount will be obtained from the redemption of the escrow shares. Any remaining escrow shares will be released to you.

   - RIGHTS OF ACCUMULATION. You may combine your new purchase with the value of shares currently owned for the purpose of qualifying for reduced sales charge rates that apply to larger purchases. You may also include any shares, which were exchanged into the First American Prime Obligations Fund (see Exchanging Your Shares on page 62) to the extent that those exchanges were previously subject to a sales charge. The applicable sales charge for the new purchase is based on the total of your current purchase and the value, calculated at net asset value, of all other shares you own.

   - COMBINATION PRIVILEGE. You will be required to instruct the Funds in writing to combine accounts of multiple Kensington Funds (all classes) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

 Sales Charge Waivers -- Class A Shares

 Class A Shares of the Funds may be sold with a reduced or eliminated sales charge:

   - to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons;

   - to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client;

   - to investment advisers, financial planners, and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services;

   - to clients of such investment advisers, financial planners and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner, retirement plan administrator or wrap fee program sponsor on the books and records of the broker, agent, investment adviser or financial institution;

 SHAREHOLDER INFORMATION


   - to current officers, directors and employees (and their immediate families) of the Funds, the Adviser, employees (and their immediate families) of certain firms providing services to the Funds (such as the custodian and transfer agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons; and

   - to investors who purchase shares of a Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares.

 The Funds may also issue shares with reduced or eliminated sales charges in connection with the acquisition of, or merger or consolidation with, another investment company. The sales of shares at reduced or eliminated sales loads as described above is made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares will not be resold except through redemption. Such notice must be given to the transfer agent or to the Adviser at the time of purchase on the new account application or through a letter of instruction and a waiver will be granted subject to confirmation of the investor's situation.

 CDSC Waivers -- Class B and Class C Shares

 The CDSC applicable to redemptions of Class B and Class C Shares will be waived under certain circumstances, including the following:

   - Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

     The CDSC waiver following the death of a shareholder or plan participant will only apply if one of the following distribution methods are met:

       (i). The lump sum distribution of assets by the re-registration of the decedent's assets into a Beneficiary IRA account;

       (ii). Regularly scheduled distributions of the decedent's assets based on life expectancy taken within a Beneficiary IRA account; or

       (iii). Payments taken within a Beneficiary IRA account over a 5 year period.

   - Redemptions from accounts other than retirement accounts following the death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities).

   - Returns of excess contributions to retirement plans.

   - Distributions of up to 12% of the annual account value under a Systematic Withdrawal Plan.

   - If the redemption represents the minimum required distribution from a retirement plan.

 SHAREHOLDER INFORMATION


 Exchanging Your Shares

 You can exchange your shares in one Fund for shares of the same class of another Kensington mutual fund, usually without incurring a CDSC or paying additional sales charges (see "Notes" below).

 You may also exchange shares of the same class of a money market fund (only available for Class A Shares) called the First American Prime Obligations Fund (the "First American Fund"). This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions. If you purchased your Kensington Class A shares at NAV because the aggregate value of your account(s) was $1 million or more, any applicable CDSC will be assessed prior to an exchange into the First American Fund. You will not be assessed a CDSC and/or 75-Day Redemption Fee on exchanges into the First American Fund. Any CDSC and/or 75-Day Redemption Fee that may be applicable will be assessed at the time of redemption prior to exchange into the First American Fund. Shares of the First American Fund are not offered by this prospectus. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund's prospectus and necessary exchange authorization forms, call 1-877-833-7114.

 Please note that when exchanging from the Kensington Funds to the First American Fund, you will begin accruing income the day following the exchange. When exchanging less than all of the balance from the First American Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the First American Fund through the date of the exchange. An exchange is considered to be a sale of shares for Federal income tax purposes on which you may realize a taxable gain or loss. This exchange privilege does not constitute an offering or recommendation on part of the Funds or the Adviser of an investment in the First American Fund. The Funds reserve the right to limit exchanges into the First American Fund to no more than four exchanges in any 12-month period.

 You must meet the minimum investment requirements for the Fund into which you are exchanging, unless waived by the Fund. Exchanges from one Fund to another may be taxable. In addition, in certain limited circumstances, you may qualify to exchange your shares for shares of another share class in the same Fund, provided that you are determined to be eligible for this type of exchange privilege. Please call 1-877-833-7114 for further information.

 Instructions for Exchanging Shares

 Exchanges may be made by sending a written request or by calling
 1-877-833-7114. Please provide the following information:

 - Your name.

 - The exact name on your account and account number.

 - Taxpayer identification number (usually your Social Security number).

 - Dollar value or number of shares to be exchanged.

 SHAREHOLDER INFORMATION




 - The name of the Fund from which the exchange is to be made.
 - The name of the Fund into which the exchange is to being made.

 See "Selling your Shares" for important information about telephone transactions.

 TO MINIMIZE POTENTIAL HARM TO THE FUNDS AND THEIR SHAREHOLDERS, WE RESERVE THE RIGHT TO REJECT, IN OUR SOLE DISCRETION, ANY PURCHASE ORDER (INCLUDING AN EXCHANGE FROM ANOTHER FUND) FROM ANY INVESTOR WE BELIEVE HAS A HISTORY OF ABUSIVE TRADING OR WHOSE TRADING, IN OUR JUDGMENT, HAS BEEN OR MAY BE DISRUPTIVE TO A FUND. IN MAKING THIS JUDGMENT, WE MAY CONSIDER TRADING DONE IN MULTIPLE ACCOUNTS UNDER COMMON OWNERSHIP OR CONTROL.

 Notes on Exchanges

 The registration and tax identification numbers of the accounts must be identical.

 The Exchange Privilege may be changed or eliminated at any time upon a 60-day notice to shareholders.

 Be sure to read carefully the Prospectus information regarding the Fund into which you wish to exchange shares.

 Reinstatement Privilege

 If you have sold Shares of a Kensington Fund, you may request a one-time option to reinstate the Shares previously sold within a 120 calendar day period. The reinstated shares must be registered exactly and be of the same class of shares previously redeemed. The Fund's minimum initial investment must be met at the time of reinstatement. You must provide a written reinstatement request and payment within 120 calendar days of the date your instructions to sell were processed. Your investment will be reinstated at the next net asset value per share determined after the request is received.

 To the extent that any applicable sales charges were paid on the original shares being reinstated, these reinstated shares will not be subject to any new sales charges. Any CDSC previously paid on these reinstated shares will not be refunded. However, the original value of shares being reinstated will not be subject to any new CDSC to the extent that any were previously paid.

 Any shares being reinstated will, however, be subject to the 75-day redemption fee from the day the shares are reinstated.

 Distribution and Service (12b-1) Fees

 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from

 SHAREHOLDER INFORMATION


 the assets attributable to each Class of shares at the rates applicable to the particular class, on an ongoing basis, and will increase the cost of your investment.
 The Distributor may use the 12b-1 fees paid by each class to pay for distribution-related expenses. Amounts up to .25% out of the 12b-1 fee payable by each class of shares may be used for shareholder servicing fees. The total of distribution and shareholder service payments by a particular class may not exceed the 12b-1 fee limit for that class. The 12b-1 fee is calculated based on average daily net assets.

 Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

 Administrative Services Plan

 The Funds have adopted an Administrative Services Plan pursuant to which each Fund (or Class of shares thereof) is authorized to make payments to certain entities which may include banks, broker-dealers and other types of service providers for providing administrative services with respect to shares of the Funds attributable to or held in the name of the service provider for its clients or customers with whom they have a servicing relationship. Under the terms of the Administrative Services Plan, each Fund (or Class of shares thereof) is authorized to make payments up to a maximum rate of .25% of the average daily net assets of the Fund attributable to or held in the name of the service provider for providing the types of applicable administrative services covered under the terms of the Plan.

 Individual Retirement Account ("IRA")

 An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

 All IRA distribution requests must be made in writing to US Bancorp Fund Services. Shareholders must indicate on their IRA distribution request whether or not to withhold Federal income tax. IRA distribution requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Any additional deposits to an IRA must distinguish the type and year of the contribution.

 For more information on an IRA call the Funds at 1-877-833-7114. Shareholders are advised to consult a tax adviser regarding IRA contribution and withdrawal requirements and restrictions.

 SHAREHOLDER INFORMATION


 Dividends, Distributions and Taxes

 Any income a Fund receives, less expenses, is paid out in the form of dividends to its shareholders. Income dividends for the Real Estate Securities Fund, the Select Income Fund and the Strategic Realty Fund are usually paid quarterly. Income dividends for the International Real Estate Fund and the Global Real Estate Fund are usually paid semi-annually. Capital gains, if any, for the Funds are distributed at least annually.

 You are generally taxed on amounts you receive whether you receive them in cash or in additional shares.

 Dividends are taxable as ordinary income or long-term capital gains. If a Fund designates a distribution as a long-term capital gain, it will be taxable to you at your long-term capital gains rate, regardless of how long you have owned your Fund shares.

 Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.

 Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. In addition, dividends issued by REITs are generally not eligible for these rate reductions on qualified dividend income. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%; (ii) distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends; (iii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and (iv) distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

 You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

 There may be tax consequences to you if you sell, exchange or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares.

 Foreign shareholders may be subject to special withholding requirements. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 Each Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules or shareholders that are subject to back-up withholding. To avoid withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

       FUND MANAGEMENT



 The Investment Adviser
 Kensington Investment Group, Inc. ("Kensington") is an SEC-registered investment adviser specializing in global securities investment management focused on real estate, infrastructure and senior securities.

 Founded in 1993 by principals who have worked together managing portfolios since the mid-1980s, Kensington applies a fundamental, value-driven investment methodology seeking to invest in industries that generate stable, growing income streams and the opportunity for long term growth.

 As of April 30, 2007, Kensington provided discretionary investment management services for assets of approximately $1.9 billion through mutual funds, separate accounts and private limited partnerships.

 Kensington is located at 4 Orinda Way, Suite 200C, Orinda, CA 94563.

 Kensington makes the day-to-day investment decisions for the Funds. In addition, Kensington continuously reviews, supervises and administers each Fund's investment programs. For these advisory services, the Adviser receives investment advisory fees from each of the Funds.

 Information regarding the factors considered by the Board of Trustees of the Funds in connection with their approval of the Investment Advisory Agreements with respect to each of the Funds is provided in the Funds' Annual Report to Shareholders.

 Investment Advisory Fee for the Select Income Fund, the Real Estate Securities Fund, the International Real Estate Fund and the Global Real Estate Fund

 The Adviser receives a fee from the Select Income Fund at a rate equal on an annual basis to 1.00% of the Fund's average daily net assets. For the fiscal year ended December 31, 2006, the advisory fee payable to Kensington from the Select Income Fund was 1.00%. The Adviser receives a fee from the Real Estate Securities Fund at a rate equal on an annual basis to 0.85% of the Fund's average daily net assets. For the fiscal year ended December 31, 2006, the advisory fee payable to Kensington from the Real Estate Securities Fund was 0.85%. The Adviser receives a fee from the International Real Estate Fund at a rate equal on an annual basis to 1.00% of the Fund's average daily net assets. For the fiscal year ended December 31, 2006, the advisory fee payable to Kensington from the International Real Estate Fund was 1.00%. The Adviser receives a fee from the Global Real Estate Fund at a rate equal on an annual basis to 1.00% of the Fund's average daily net assets.

 Investment Advisory Fee for the Strategic Realty Fund

 The Fund pays the Adviser a monthly advisory fee with two components, a base component and a performance-based component, so that if the Fund's performance is greater than that of the Fund's benchmark index, the FTSE NAREIT Composite Index, the Adviser earns more, and if it is less than that of the index, the Adviser earns less. The first component of the Fund's advisory fee is

 FUND MANAGEMENT


 The Investment Adviser
 continued
 a "base fee," paid monthly, equal to a monthly rate based on an annual percentage rate of 1.50% of daily net assets averaged over the most recent month. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the Fund performed (calculated on Class A shares) relative to its benchmark over a rolling 12-month period (the performance period). The performance adjustment is calculated on the Fund's daily net assets averaged over the performance period. The total advisory fee is accrued daily and paid monthly and is prorated in any month for which this arrangement is not in effect for the entire month.

 When the Fund's investment performance matches the investment record of the benchmark over the performance period, the Adviser receives only the base fee. On average, each month, if the Fund's performance exceeds the investment record of the benchmark over the performance period, the performance adjustment will amount to 1/12th of 15% of the difference between the performance of the Fund and the investment record of the benchmark (rounded to the third decimal place) applied to the Fund's daily net assets averaged over the performance period. The performance adjustment reaches a maximum positive average monthly adjustment of 1/12th of 1.00% of the Fund's daily net assets averaged over the performance period if the Fund outperforms the investment record of the benchmark by 6.667 percentage points or more over the performance period. The Fund would then pay the maximum fee, that would correspond to a monthly management fee of 1/12th of 2.50% of average daily net assets if the Fund's average daily net assets remain constant over the performance period. (As the base fee and the performance adjustment are accrued daily (and not monthly), actual rates vary monthly based upon the number of days in a particular month, but, on a monthly basis, are equal, on average, to 1/12th of an annual rate.)

 Similarly, on average each month, if the investment performance of the Fund trails the investment record of the benchmark over the performance period, the negative performance adjustment will amount to 1/12th of 15% of the difference between the performance of the Fund and the investment record of the benchmark (rounded to the third decimal place) applied to the Fund's daily net assets averaged over the performance period. The performance adjustment reaches a maximum negative average monthly adjustment of 1/12th of 1.00% of the Fund's daily net assets averaged over the performance period if the Fund underperforms the investment record of the benchmark by 6.667 percentage points or more over the performance period. The Fund would then pay the minimum fee, that would correspond to a monthly management fee of 1/12th of 0.50% of average daily net assets if the Fund's average daily net assets remain constant over the performance period.

 FUND MANAGEMENT


 The Investment Adviser
 continued
 The table below includes examples showing the total management fees, expressed as a percentage of the Fund's annual average daily net assets, that would be paid by the fund at different levels of fund investment performance against the investment record of the FTSE NAREIT Composite Index. As previously explained, the base fee is calculated on the basis of the Fund's net assets averaged over the most recent month, and the adjustment to the base fee (also called "performance adjustment") is calculated on the Fund's net assets averaged over the rolling performance period. By virtue of using a "rolling" performance period and calculating the base fee and the performance adjustments on different asset bases, the actual advisory fees paid by the Fund to the Adviser generally will differ from the maximum or minimum annual fee rates shown below. The actual management fees paid by the Fund may be higher or lower depending on whether the net assets of the Fund increase or decrease. (For illustration purposes, the table assumes that the average daily net assets of the Fund remain constant over the performance period.)

       PERCENTAGE POINT DIFFERENCE
         BETWEEN FUND INVESTMENT
        PERFORMANCE AND BENCHMARK      ADJUSTMENT TO BASE FEE     TOTAL MANAGEMENT FEE
            INVESTMENT RECORD*        (ON AN ANNUALIZED BASIS)        (ANNUALIZED)
              +6.667 and up               +1.00%                         2.50%
                    +6                     +.90%                         2.40%
                    +5                     +.75%                         2.25%
                    +4                     +.60%                         2.10%
                    +3                     +.45%                         1.95%
                    +2                     +.30%                         1.80%
                    +1                     +.15%                         1.65%
                    0                        0                   1.50% (i.e., Base Fee)
                    -1                     -.15%                         1.35%
                    -2                     -.30%                         1.20%
                    -3                     -.45%                         1.05%
                    -4                     -.60%                          .90%
                    -5                     -.75%                          .75%
                    -6                     -.90%                          .60%
             -6.667 and down              -1.00%                         0.50%

 * Measured over the performance period, which is a rolling 12-month period ending with the most recent calendar month (i.e., the current month for which the fee is being calculated). Additional information about how the performance of the Fund and the benchmark index are calculated is available in the Fund's Statement of Additional Information.

 FUND MANAGEMENT


 The Investment Adviser
 continued
 Since the adjustment to the base fee is based on the comparative performance of the Fund against the benchmark, the controlling factor is not whether the performance of the Fund is up or down, but whether it exceeds or lags the record of the benchmark index. Accordingly, it is possible that the Fund pay the maximum advisory fee even though the Fund had overall negative investment performance during the performance period if the Fund's performance significantly exceeds the performance of the benchmark. In addition, the relative performance of the Fund against the benchmark is measured only for the relevant performance period, and does not take into account performance over longer or shorter periods of time.

 The management fee is prorated for any month for which the advisory arrangement is not in effect for the entire month.

 For the fiscal year ended December 31, 2006, the advisory fee payable to Kensington from the Strategic Realty Fund was 0.92%.

 FUND MANAGEMENT




 The Investment Committee
 The Kensington Investment Committee leads the firm's investment strategy and is responsible for formulating and ensuring compliance with each Fund's risk management policies and investment guidelines. Investment Committee members are John Kramer, Paul Gray and Joel Beam, whose backgrounds are described below.

  JOHN P. KRAMER,               Mr. Kramer is involved in all aspects of the
  PRESIDENT AND CO-CHIEF        organization. As Co-Chief Investment Officer,
  INVESTMENT OFFICER            he is responsible for directing the firm's
                                research and investment management strategy
                                and process together with Paul Gray. Mr.
                                Kramer was previously Executive Vice President
                                at Liquidity Fund Investment Corporation where
                                he was responsible for directing the research,
                                marketing and trading activities of the firm.
                                Prior to joining Liquidity Fund in 1985, Mr.
                                Kramer was an associate with Federal Reserve
                                Chairman Alan Greenspan's economic consulting
                                firm, Townsend-Greenspan & Co. in New York
                                City, and an account executive at Sutro & Co.,
                                Inc. and Prudential-Bache Securities in San
                                Francisco. He graduated summa cum laude from
                                the State University of New York, Oneonta in
                                1980 with a Bachelor of Arts in Economics. Mr.
                                Kramer received his Masters Degree with honors
                                in Business Administration from the University
                                of California at Berkeley in 1986, where he
                                received special recognition for his work in
                                real estate finance.

  PAUL GRAY,                    Mr. Gray is responsible for securities
  PORTFOLIO MANAGER AND         investment decisions on behalf of Kensington's
  CO-CHIEF INVESTMENT OFFICER   portfolios. As Co-Chief Investment Officer, he
                                directs the firm's research and investment
                                management strategy process together with John
                                Kramer. Mr. Gray has been involved in the
                                portfolio management of real estate securities
                                since 1988. Mr. Gray was previously a partner
                                and founder of Golden State Financial
                                Services, a mortgage brokerage company. Prior
                                to founding Golden State Financial Services,
                                Mr. Gray worked for Liquidity Fund Investment
                                Corporation as the Director of Research for
                                the National Real Estate Index where he was
                                instrumental in designing the methodology and
                                systems used to track real estate values
                                throughout the United States. Mr. Gray
                                received a Bachelor of Science in Finance and
                                Real Estate in 1988 from the Business School
                                at the University of California at Berkeley.

 FUND MANAGEMENT


 The Investment Committee
 continued


  JOEL BEAM,                    Mr. Beam is a portfolio manager responsible
  EXECUTIVE VICE PRESIDENT      for securities investment decisions on behalf
  AND PORTFOLIO MANAGER         of Kensington's portfolios. He joined
                                Kensington in 1995 as a Senior Analyst and
                                began managing portfolios in 1997. He was
                                previously employed by Liquidity Financial
                                Advisors, Inc. where he was responsible for
                                valuation and pricing of real estate limited
                                partnership and institutional commingled
                                investment fund securities, as well as their
                                underlying properties. Mr. Beam received his
                                Bachelor of Arts with honors in 1994 from the
                                University of California at Berkeley.

 Portfolio Management

 Kensington uses a team approach in managing fund assets. The Portfolio Managers are responsible for the implementation of each Fund's strategy and for meeting each Fund's investment objectives. A team of analysts are responsible for stock and sector weighting decisions for their respective segments. The portfolio management team works as a cohesive unit with each Portfolio Manager supported by a Senior Analyst and/or Assistant Portfolio Manager. Oversight of each Fund's investment policies and restrictions is provided by the Investment Committee.

 Paul Gray serves as Portfolio Manager for the Kensington Strategic Realty Fund and is responsible for the day-to-day management of its portfolio.

 Joel Beam serves as Portfolio Manager for the Kensington Real Estate Securities Fund and is responsible for the day-to-day management of its portfolio.

 Paul Gray and Joel Beam serve as co-Portfolio Managers for the Kensington Select Income Fund, the Kensington International Real Estate Fund and the Kensington Global Real Estate Fund and are responsible for the day-to-day management of each Fund's portfolio.

 Additional information about the Portfolio Managers' compensation arrangements, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities of the Funds is available in the Funds' Statement of Additional Information.

 The Distributor and Administrator

 Quasar Distributors, LLC is the Funds' distributor and US Bancorp Fund Services, LLC is the Funds' administrator. Their address is 615 East Michigan Street, Milwaukee, WI 53202.

 FUND MANAGEMENT


 The Distributor and Administrator
 continued

 The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of the Funds. In addition to commissions paid to financial intermediaries at the time of sale and Rule 12b-1 Distribution and Service Fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial adviser), the Adviser, at its expense, currently provides additional payments to firms that sell shares of the Funds. These additional payments may reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

 A number of factors are considered in determining the additional payments, including each firm's sales, assets and redemption rate of the Funds. Other factors include the willingness and ability of the firm to give the Adviser access to its financial advisers for educational purposes. In some cases, firms will include the Funds on a "preferred list." The Adviser's goal is to make financial advisers more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services to prospective shareholders.

 The Funds and the Adviser also make payments for recordkeeping and other administrative services to financial intermediaries that sell the Funds. Any of these expenses that are paid by the Fund are included in "Other Expenses" under each Fund's "Risk /Return Summary and Fund Expenses." Any payments for recordkeeping and other administrative services are made pursuant to the Fund's Administrative Service Plan as described herein.

 Please be aware that the Funds may use brokers who sell shares of the Funds to effect portfolio transactions. The Funds do not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions. The Funds have adopted procedures which address these matters.

 You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your financial adviser and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial adviser or his or her firm receives more distribution assistance for one share class versus another, then they may have incentive to recommend that class.

 The Statement of Additional Information has more detailed information about the Funds' service providers.

 FUND MANAGEMENT


 The Distributor and Administrator
 continued

 CAPITAL STRUCTURE. The Kensington Funds was organized as a Delaware statutory trust on January 10, 2003 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series or class except as otherwise expressly required by law. Each of the Funds (other than the Kensington International Real Estate Fund and the Kensington Global Real Estate
 Fund) is a successor in interest to certain funds having the same name, investment objective and investment policies that were previously included as series of another investment company, The Coventry Group (the "Predecessor Funds"). On March 14, 2003, the shareholders of each of the Predecessor Funds approved the reorganization of the Predecessor Funds with and into the Funds and effective April 1, 2003, the assets and liabilities of the Predecessor Funds were transferred to the Funds in exchange for shares of the Funds. Unless otherwise noted, information contained herein regarding fees and expenses of the Funds prior to April 1, 2003, relates to that of the Predecessor Funds. In addition to the classes of shares described in this prospectus, the Funds also offer an additional class of shares which are offered through a separate prospectus.

 Disclosure of Fund Portfolio Holdings

 A complete list of each Fund's portfolio holdings is publicly available on a quarterly basis through applicable filings on Forms N-CSR and N-Q made with the SEC. Additional information is also available on the Funds' website at www.kig.com. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is provided in the SAI.

 [ICON]

        FINANCIAL HIGHLIGHTS

 The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information presented below has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with each Fund's financial statements, are included in the annual report of the Funds, which is available upon request. Information is not presented for the Kensington Global Real Estate Fund because that Fund was not in existence during the periods covered by these financial highlights.
                         KENSINGTON STRATEGIC REALTY FUND

                                                                        CLASS A
                                   ---------------------------------------------------------------------------------
                                     FOR THE        FOR THE        FOR THE        FOR THE       FOR THE     FOR THE
                                       YEAR           YEAR           YEAR          PERIOD        YEAR        YEAR
                                      ENDED          ENDED          ENDED          ENDED         ENDED       ENDED
                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   MARCH 31,   MARCH 31,
                                       2006           2005           2004         2003(1)        2003        2002
  NET ASSET VALUE, BEGINNING OF
   PERIOD                            $  46.47       $  51.06       $  45.34       $  37.32     $  41.27    $  36.22
  ------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
   Net investment income                 1.38(d)        1.44(d)        2.21(d)        1.51         2.17        1.64
   Net realized and unrealized
     gains (losses) from
     investments, options and
     securities sold short              12.27           0.98           9.73           9.88        (2.12)       7.30
  ------------------------------------------------------------------------------------------------------------------
     Total from Investment
      Activities                        13.66           2.42          11.94          11.39         0.05        8.94
  ------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
   Net investment income               (2.18)         (2.16)         (2.39)         (1.90)        (2.51)      (2.47)
   Net realized gains                  (3.73)         (4.84)         (3.83)         (1.47)        (1.49)      (1.42)
   Return of capital                       --         (0.07)             --             --           --          --
  ------------------------------------------------------------------------------------------------------------------
     Total Distributions               (5.91)         (7.07)         (6.22)         (3.37)        (4.00)      (3.89)
  ------------------------------------------------------------------------------------------------------------------
   Redemption Fees                           (e)            (e)          --             --           --          --
  ------------------------------------------------------------------------------------------------------------------
   Repayment of Advisory Fees             n/a           0.06            n/a            n/a          n/a         n/a
  ------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period     $  54.22       $  46.47       $  51.06       $  45.34     $  37.32    $  41.27
  ------------------------------------------------------------------------------------------------------------------
     Total Return (excludes sales
      charge)                           30.16%          4.76%(f)      27.63%         31.15%(a)     0.13%      25.83%
  RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
   (000's)                           $473,172       $392,881       $401,565       $267,657     $170,383    $172,682
  Ratio of expenses to average
   net assets (excluding dividend
   and interest expense)                 1.40%          1.96%          1.27%          1.77%(b)     2.44%       3.18%
  Ratio of expenses to average
   net assets (including dividend
   and interest expense)                 3.07%          3.62%          2.49%          2.94%(b)     4.07%       3.82%
  Ratio of net investment income
   to average net assets                 2.66%          2.87%          4.75%          4.63%(b)     5.41%       4.02%
  Portfolio Turnover(c)                151.51%        206.15%        173.21%         87.07%      213.45%     190.84%

  (1) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.
 (a) Not annualized.

 (b) Annualized.

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 (d) Computed using the average share method.

 (e) Less than $0.01 per share.

 (f) In 2005, the return excludes a reimbursement by the adviser for an advisory fee correction. Including such item, the total return would have been increased by 0.13%.

 [ICON]

        FINANCIAL HIGHLIGHTS



                         KENSINGTON STRATEGIC REALTY FUND

                                                                   CLASS B
                              ---------------------------------------------------------------------------------
                                FOR THE        FOR THE        FOR THE        FOR THE       FOR THE     FOR THE
                                  YEAR           YEAR           YEAR          PERIOD        YEAR        YEAR
                                 ENDED          ENDED          ENDED          ENDED         ENDED       ENDED
                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   MARCH 31,   MARCH 31,
                                  2006           2005           2004         2003(1)        2003        2002
  NET ASSET VALUE, BEGINNING
   OF PERIOD                    $ 46.00        $ 50.63        $ 45.02        $ 37.09       $ 41.06     $ 36.09
  -------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
   Net investment income           0.98(d)       1.04(d)        1.83(d)         1.27          1.82        1.39
   Net realized and
     unrealized gains
     (losses) from
     investments, options
     and securities sold
     short                        12.14           0.97           9.66           9.80         (2.06)       7.22
  -------------------------------------------------------------------------------------------------------------
     Total from Investment
      Activities                  13.12           2.01          11.49          11.07         (0.24)       8.61
  -------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
   Net investment income          (1.79)         (1.79)         (2.05)         (1.67)        (2.24)      (2.22)
   Net realized gains             (3.73)         (4.84)         (3.83)         (1.47)        (1.49)      (1.42)
   Return of capital                 --          (0.07)            --             --            --          --
  -------------------------------------------------------------------------------------------------------------
     Total Distributions          (5.52)         (6.70)         (5.88)         (3.14)        (3.73)      (3.64)
  -------------------------------------------------------------------------------------------------------------
   Redemption Fees                     (e)            (e)          --             --            --          --
  -------------------------------------------------------------------------------------------------------------
   Repayment of Advisory
     Fees                           n/a           0.06            n/a            n/a           n/a         n/a
  -------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                       $ 53.60        $ 46.00        $ 50.63        $ 45.02       $ 37.09     $ 41.06
  -------------------------------------------------------------------------------------------------------------
     Total Return (excludes
      sales charge)               29.18%          3.96%(f)      26.67%         30.40%(a)     (0.60%)     24.87%
  RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
   (000's)                      $67,851        $57,629        $59,943        $45,340       $28,926     $23,993
  Ratio of expenses to
   average net assets
   (excluding dividend and
   interest expense)               2.15%          2.71%          2.02%          2.52%(b)      3.19%       3.93%
  Ratio of expenses to
   average net assets
   (including dividend and
   interest expense)               3.82%          4.37%          3.24%          3.69%(b)      4.85%       4.57%
  Ratio of net investment
   income to average net
   assets                          1.91%          2.10%          4.00%          3.87%(b)      4.63%       3.44%
  Portfolio Turnover(c)          151.51%        206.15%        173.21%         87.07%       213.45%     190.84%

  (1) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.
 (a) Not annualized.
 (b) Annualized.
 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
 (d) Computed using the average share method.
 (e) Less than $0.01 per share.
 (f) In 2005, the return excludes a reimbursement by the adviser for an advisory fee correction. Including such item, the total return would have been increased by 0.13%.

 [ICON]

        FINANCIAL HIGHLIGHTS



                         KENSINGTON STRATEGIC REALTY FUND

                                                                    CLASS C
                               ---------------------------------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE        FOR THE       FOR THE     FOR THE
                                   YEAR           YEAR           YEAR          PERIOD        YEAR        YEAR
                                  ENDED          ENDED          ENDED          ENDED         ENDED       ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   MARCH 31,   MARCH 31,
                                   2006           2005           2004         2003(1)        2003        2002
  NET ASSET VALUE, BEGINNING
   OF PERIOD                     $  45.97       $  50.60       $  44.99       $ 37.07       $ 41.04     $ 36.07
  --------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
   Net investment income             0.98(d)        1.04(d)        1.84(d)       1.28          1.81        1.37
   Net realized and
     unrealized gains
     (losses) from
     investments, options and
     securities sold short          12.13           0.97           9.65          9.78         (2.05)       7.23
  --------------------------------------------------------------------------------------------------------------
     Total from Investment
      Activities                    13.11           2.01          11.49         11.06         (0.24)       8.60
  --------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
   Net investment income            (1.79)         (1.79)         (2.05)        (1.67)        (2.24)      (2.21)
   Net realized gains               (3.73)         (4.84)         (3.83)        (1.47)        (1.49)      (1.42)
   Return of capital                   --          (0.07)            --            --            --          --
  --------------------------------------------------------------------------------------------------------------
     Total Distributions            (5.52)         (6.70)         (5.88)        (3.14)        (3.73)      (3.63)
  --------------------------------------------------------------------------------------------------------------
   Redemption Fees                       (e)            (e)          --            --            --          --
  --------------------------------------------------------------------------------------------------------------
   Repayment of Advisory Fees         n/a           0.06            n/a           n/a           n/a         n/a
  --------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                        $  53.56       $  45.97       $  50.60       $ 44.99       $ 37.07     $ 41.04
  --------------------------------------------------------------------------------------------------------------
     Total Return (excludes
      sales charge)                 29.18%          3.97%(f)      26.69%        30.39%(a)     (0.60%)     24.85%
  RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
   (000's)                       $183,049       $148,222       $146,183       $96,943       $54,913     $42,329
  Ratio of expenses to
   average net assets
   (excluding dividend and
   interest expense)                 2.15%          2.71%          2.02%         2.52%(b)      3.19%       3.93%
  Ratio of expenses to
   average net assets
   (including dividend and
   interest expense)                 3.82%          4.37%          3.24%         3.68%(b)      4.85%       4.57%
  Ratio of net investment
   income to average net
   assets                            1.91%          2.10%          4.00%         3.94%(b)      4.58%       3.38%
  Portfolio Turnover(c)            151.51%        206.15%        173.21%        87.07%       213.45%     190.84%

  (1) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

 (a) Not annualized.

 (b) Annualized.

 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 (d) Computed using the average share method.

 (e) Less than $0.01 per share.

 (f) In 2005, the return excludes a reimbursement by the adviser for an advisory fee correction. Including such item, the total return would have been increased by 0.13%.

 [ICON]

        FINANCIAL HIGHLIGHTS



                          KENSINGTON SELECT INCOME FUND

                                                                   CLASS A
                              ---------------------------------------------------------------------------------
                                FOR THE        FOR THE        FOR THE        FOR THE       FOR THE     FOR THE
                                  YEAR           YEAR           YEAR          PERIOD        YEAR       PERIOD
                                 ENDED          ENDED          ENDED          ENDED         ENDED       ENDED
                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   MARCH 31,   MARCH 31,
                                  2006           2005           2004         2003(2)        2003       2002(1)
    NET ASSET VALUE,
     BEGINNING OF PERIOD        $  33.69       $  37.07       $  36.76       $  32.50     $  31.18    $  25.00
    -----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income          2.19(d)        2.41(d)        2.04           1.67         2.57        2.51
     Net realized and
       unrealized gains from
       investments, options
       and securities sold
       short                        2.87          (3.09)          1.92           5.07         1.29        6.29
    -----------------------------------------------------------------------------------------------------------
       Total from Investment
        Activities                  5.05          (0.68)          3.96           6.74         3.86        8.80
    -----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income         (2.31)         (2.50)         (1.95)         (1.95)       (2.54)      (2.58)
     Net realized gains            (0.37)         (0.19)         (1.70)         (0.53)          --          --
     Return of capital             (0.17)         (0.01)            --             --           --       (0.04)
    -----------------------------------------------------------------------------------------------------------
       Total Distributions         (2.85)         (2.70)         (3.65)         (2.48)       (2.54)      (2.62)
    -----------------------------------------------------------------------------------------------------------
     Redemption Fees                    (e)            (e)          --             --           --          --
    -----------------------------------------------------------------------------------------------------------
    Net Asset Value, End of
     Period                     $  35.90       $  33.69       $  37.07       $  36.76     $  32.50    $  31.18
    -----------------------------------------------------------------------------------------------------------
       Total Return
        (excludes sales
        charge)                    15.61%         (1.99)%        11.30%         21.21%(a)    12.74%      36.37%(a)
    RATIOS/SUPPLEMENTARY
     DATA:
    Net Assets, End of
     Period (000's)             $484,186       $444,576       $534,973       $474,117     $263,459    $119,483
    Ratio of expenses to
     average net assets
     (excluding dividend and
     interest expense)              1.48%          1.47%          1.60%          1.60%(b)     1.60%       1.60%(b)
    Ratio of expenses to
     average net assets
     (including dividend and
     interest expense)              2.44%          2.13%          2.32%          2.01%(b)     2.18%       2.16%(b)
    Ratio of net investment
     income to average net
     assets                         6.31%          6.66%          7.49%          6.34%(b)     8.73%      11.00%(b)
    Portfolio Turnover(c)          20.60%         35.70%         37.74%         22.49%       49.59%      33.27%

    (1) Commencement of operations was April 3, 2001.

    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

   (a) Not annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
   (d) Computed using the average share method.

   (e) Less than $0.01 per share.

 [ICON]

        FINANCIAL HIGHLIGHTS



                          KENSINGTON SELECT INCOME FUND

                                                                   CLASS B
                              ---------------------------------------------------------------------------------
                                FOR THE        FOR THE        FOR THE        FOR THE       FOR THE     FOR THE
                                  YEAR           YEAR           YEAR          PERIOD        YEAR       PERIOD
                                 ENDED          ENDED          ENDED          ENDED         ENDED       ENDED
                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   MARCH 31,   MARCH 31,
                                  2006           2005           2004         2003(2)        2003       2002(1)
    NET ASSET VALUE,
     BEGINNING OF PERIOD        $ 33.44        $ 36.84        $ 36.57        $ 32.35       $ 31.08     $ 25.00
    -----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income         1.92(d)        2.12(d)        1.80           1.47          2.26        2.45
     Net realized and
       unrealized gains from
       investments, options
       and securities sold
       short                       2.83          (3.07)          1.85           5.04          1.35        6.12
    -----------------------------------------------------------------------------------------------------------
       Total from Investment
        Activities                 4.75          (0.95)          3.65           6.51          3.61        8.57
    -----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income        (2.05)         (2.25)         (1.74)         (1.76)        (2.34)      (2.45)
     Net realized gains           (0.37)         (0.19)         (1.64)         (0.53)           --          --
     Return of capital            (0.17)         (0.01)            --             --            --       (0.04)
    -----------------------------------------------------------------------------------------------------------
       Total Distributions        (2.59)         (2.45)         (3.38)         (2.29)        (2.34)      (2.49)
    -----------------------------------------------------------------------------------------------------------
     Redemption Fees                   (e)            (e)          --             --            --          --
    -----------------------------------------------------------------------------------------------------------
    Net Asset Value, End of
     Period                     $ 35.60        $ 33.44        $ 36.84        $ 36.57       $ 32.35     $ 31.08
    -----------------------------------------------------------------------------------------------------------
       Total Return
        (excludes sales
        charge)                   14.72%         (2.73)%        10.45%         20.54%(a)     11.89%      35.41%(a)
    RATIOS/SUPPLEMENTARY
     DATA:
    Net Assets, End of
     Period (000's)             $69,867        $74,926        $83,185        $64,900       $39,973     $11,049
    Ratio of expenses to
     average net assets
     (excluding dividend and
     interest expense)             2.23%          2.22%          2.35%          2.35%(b)      2.35%       2.35%(b)
    Ratio of expenses to
     average net assets
     (including dividend and
     interest expense)             3.19%          2.88%          3.07%          2.77%(b)      3.00%       3.04%(b)
    Ratio of net investment
     income to average net
     assets                        5.56%          5.95%          6.73%          5.54%(b)      7.75%       9.94%(b)
    Portfolio Turnover(c)         20.60%         35.07%         37.74%         22.49%        49.59%      33.27%

    (1) Commencement of operations was April 3, 2001.

    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

   (a) Not annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
   (d) Computed using the average share method.

   (e) Less than $0.01 per share.

 [ICON]

        FINANCIAL HIGHLIGHTS



                          KENSINGTON SELECT INCOME FUND

                                                                   CLASS C
                              ----------------------------------------------------------------------------------
                                FOR THE        FOR THE        FOR THE        FOR THE                    FOR THE
                                  YEAR           YEAR           YEAR          PERIOD       FOR THE      PERIOD
                                 ENDED          ENDED          ENDED          ENDED       YEAR ENDED     ENDED
                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   MARCH 31,    MARCH 31,
                                  2006           2005           2004         2003(2)         2003       2002(1)
    NET ASSET VALUE,
     BEGINNING OF PERIOD        $  33.38       $  36.77       $  36.51       $  32.30      $ 31.06      $ 25.00
    ------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income          1.91(d)        2.12(d)        1.82           1.48         2.28         2.46
     Net realized and
       unrealized gains from
       investments, options
       and securities sold
       short                        2.83          (3.06)          1.82           5.02         1.31         6.12
    ------------------------------------------------------------------------------------------------------------
       Total from Investment
        Activities                  4.74          (0.94)          3.64           6.50         3.59         8.58
    ------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income         (2.05)         (2.25)         (1.74)         (1.76)       (2.35)       (2.48)
     Net realized gains            (0.37)         (0.19)         (1.64)         (0.53)          --           --
     Return of capital             (0.17)         (0.01)            --             --           --        (0.04)
    ------------------------------------------------------------------------------------------------------------
       Total Distributions         (2.59)         (2.45)         (3.38)         (2.29)       (2.35)       (2.52)
    ------------------------------------------------------------------------------------------------------------
     Redemption Fees                    (e)            (e)          --             --           --           --
    ------------------------------------------------------------------------------------------------------------
    Net Asset Value, End of
     Period                     $  35.53       $  33.38       $  36.77       $  36.51      $ 32.30      $ 31.06
    ------------------------------------------------------------------------------------------------------------
       Total Return
        (excludes sales
        charge)                    14.72%         (2.71)%        10.43%         20.54%(a)    11.87%       35.42%(a)
    RATIOS/SUPPLEMENTARY
     DATA:
    Net Assets, End of
     Period (000's)             $223,325       $220,262       $236,965       $195,153      $98,752      $29,499
    Ratio of expenses to
     average net assets
     (excluding dividend and
     interest expense)              2.23%          2.22%          2.35%          2.35%(b)     2.35%        2.35%(b)
    Ratio of expenses to
     average net assets
     (including dividend and
     interest expense)              3.19%          2.88%          3.07%          2.77%(b)     3.00%        3.00%(b)
    Ratio of net investment
     income to average net
     assets                         5.56%          5.96%          6.73%          5.61%(b)     7.85%       10.07%(b)
    Portfolio Turnover(c)          20.60%         35.70%         37.74%         22.49%       49.59%       33.27%

    (1) Commencement of operations was April 3, 2001.

    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

   (a) Not annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (d) Computed using the average share method.

   (e) Less than $0.01 per share.

 [ICON]

        FINANCIAL HIGHLIGHTS



                      KENSINGTON REAL ESTATE SECURITIES FUND

                                                                              CLASS A
                                               ---------------------------------------------------------------------
                                                 FOR THE        FOR THE        FOR THE        FOR THE       FOR THE
                                                   YEAR           YEAR           YEAR          PERIOD       PERIOD
                                                  ENDED          ENDED          ENDED          ENDED         ENDED
                                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   MARCH 31,
                                                   2006           2005           2004         2003(2)       2003(1)
    NET ASSET VALUE, BEGINNING OF PERIOD         $ 38.76        $ 39.22        $ 32.31         $25.41       $25.00
    ----------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                          0.78(d)        1.09(d)      0.91(d)          0.83         0.25
     Net realized and unrealized gains from
       investments                                 12.79           3.83           8.53           7.14         0.38
    ----------------------------------------------------------------------------------------------------------------
       Total from Investment Activities            13.57           4.92           9.44           7.97         0.63
    ----------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                         (0.94)         (1.06)         (1.16)         (1.02)       (0.22)
     Net realized gains                            (3.78)         (4.32)         (1.27)         (0.15)          --
    ----------------------------------------------------------------------------------------------------------------
       Total Distributions                         (4.72)         (5.38)         (2.43)         (1.17)       (0.22)
    ----------------------------------------------------------------------------------------------------------------
     Redemption Fees                             $  0.01               (e)          --             --           --
    ----------------------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period               $ 47.61        $ 38.76        $ 39.22         $32.21       $25.41
    ----------------------------------------------------------------------------------------------------------------
       Total Return (excludes sales charge)        35.35%         12.59%         30.04%         31.86%(a)     2.55%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)            $53,011        $38,777        $20,294         $5,600       $   82
    Ratio of expenses to average net assets
     (including waived fees and reimbursed
     expenses)                                      1.45%          1.45%          1.45%          1.45%(b)     1.45%(b)
    Ratio of expenses to average net assets
     (excluding waived fees and reimbursed
     expenses)                                      1.45%          1.45%          1.84%          3.56%(b)       --
    Ratio of net investment income to average
     net assets                                     1.75%          2.80%          2.73%          4.11%(b)     4.13%(b)
    Portfolio Turnover(c)                         130.85%        122.22%        111.71%         87.64%       13.10%

    (1) Commencement of operations was December 31, 2002.

    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

   (a) Not annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (d) Computed using the average share method.

   (e) Less than $0.01 per share.

 [ICON]

        FINANCIAL HIGHLIGHTS



                      KENSINGTON REAL ESTATE SECURITIES FUND

                                                                              CLASS B
                                               ---------------------------------------------------------------------
                                                 FOR THE        FOR THE        FOR THE        FOR THE       FOR THE
                                                   YEAR           YEAR           YEAR          PERIOD       PERIOD
                                                  ENDED          ENDED          ENDED          ENDED         ENDED
                                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   MARCH 31,
                                                   2006           2005           2004         2003(2)       2003(1)
    NET ASSET VALUE, BEGINNING OF PERIOD         $ 38.56        $ 39.06        $ 32.12         $25.40       $25.00
    ----------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                          0.44(d)        0.70(d)        0.67(d)        0.70         0.21
     Net realized and unrealized gains from
       investments                                 12.68           3.90           7.28           7.06         0.37
    ----------------------------------------------------------------------------------------------------------------
       Total from Investment Activities            13.13           4.60           7.95           7.76         0.58
    ----------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                         (0.63)         (0.78)         (0.93)         (0.89)       (0.18)
     Net realized gains                            (3.78)         (4.32)         (0.08)         (0.15)          --
    ----------------------------------------------------------------------------------------------------------------
       Total Distributions                         (4.41)         (5.10)         (1.01)         (1.04)       (0.18)
    ----------------------------------------------------------------------------------------------------------------
     Redemption Fees                                    (e)            (e)          --             --           --
    ----------------------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period               $ 47.28        $ 38.56        $ 39.06         $32.12       $25.40
    ----------------------------------------------------------------------------------------------------------------
       Total Return (excludes sales charge)        34.28%         11.76%         29.06%         30.99%(a)     2.34%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)            $ 8,864        $ 5,211        $ 3,034         $  907       $   10
    Ratio of expenses to average net assets
     (including waived fees and reimbursed
     expenses)                                      2.20%          2.20%          2.20%          2.20%(b)     2.20%(b)
    Ratio of expenses to average net assets
     (excluding waived fees and reimbursed
     expenses)                                      2.20%          2.20%          2.59%          4.31%(b)       --
    Ratio of net investment income to average
     net assets                                     1.00%          1.82%          1.98%          3.33%(b)     3.38%(b)
    Portfolio Turnover(c)                         130.85%        122.22%        111.71%         87.64%       13.10%

    (1) Commencement of operations was December 31, 2002.

    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

   (a) Not annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (d) Computed using the average share method.

   (e) Less than $0.01 per share.

 [ICON]

        FINANCIAL HIGHLIGHTS



                      KENSINGTON REAL ESTATE SECURITIES FUND

                                                                   CLASS C
                                    ---------------------------------------------------------------------
                                      FOR THE        FOR THE        FOR THE        FOR THE       FOR THE
                                        YEAR           YEAR           YEAR          PERIOD       PERIOD
                                       ENDED          ENDED          ENDED          ENDED         ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   MARCH 31,
                                        2006           2005           2004         2003(2)       2003(1)
    NET ASSET VALUE, BEGINNING OF
     PERIOD                           $ 38.50        $ 39.00        $ 32.07         $25.40       $25.00
    -----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income               0.44(d)        0.77(d)     0.68(d)           0.69         0.21
     Net realized and unrealized
       gains from investments           12.67           3.81           7.26           7.04         0.37
    -----------------------------------------------------------------------------------------------------
       Total from Investment
         Activities                     13.11           4.58           7.94           7.73         0.58
    -----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income              (0.63)         (0.76)         (0.93)         (0.91)       (0.18)
     Net realized gains                 (3.78)         (4.32)         (0.08)         (0.15)          --
    -----------------------------------------------------------------------------------------------------
       Total Distributions              (4.41)         (5.08)         (1.01)         (1.06)       (0.18)
    -----------------------------------------------------------------------------------------------------
     Redemption Fees                         (e)            (e)          --             --           --
    -----------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period    $ 47.20        $ 38.50        $ 39.00         $32.07       $25.40
    -----------------------------------------------------------------------------------------------------
       Total Return (excludes
         sales charge)                  34.28%         11.73%         29.08%         30.88%(a)     2.34%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period
     (000's)                          $28,770        $19,068        $14,105         $5,468       $   10
    Ratio of expenses to average
     net assets
     (including waived fees and
     reimbursed expenses)                2.20%          2.20%          2.20%          2.20%(b)     2.20%(b)
    Ratio of expenses to average
     net assets
     (excluding waived fees and
     reimbursed expenses)                2.20%          2.20%          2.59%          4.31%(b)       --
    Ratio of net investment income
     to average net assets               1.00%          1.96%          1.98%          3.36%(b)     3.38%(b)
    Portfolio Turnover(c)              130.85%        122.22%        111.71%         87.64%       13.10%

    (1) Commencement of operations was December 31, 2002.

    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

   (a) Not annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (d) Computed using the average share method.

   (e) Less than $0.01 per share.

 [ICON]

        FINANCIAL HIGHLIGHTS



                    KENSINGTON INTERNATIONAL REAL ESTATE FUND

                                                CLASS A
                                              ------------
                                                FOR THE
                                                 PERIOD
                                                 ENDED
                                              DECEMBER 31,
                                                2006(1)
    NET ASSET VALUE, BEGINNING OF PERIOD        $ 25.00
    ----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                         0.21(d)
     Net realized and unrealized gains from
       investments                                 5.58
    ----------------------------------------------------------------------------------------------------
       Total from Investment Activities            5.78
    ----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                        (0.71)
     Net realized gains                           (0.07)
    ----------------------------------------------------------------------------------------------------
       Total Distributions                        (0.78)
    ----------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period              $ 30.00
    ----------------------------------------------------------------------------------------------------
       Total Return (excludes sales charge)       23.18%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)           $85,573
    Ratio of expenses to average net assets
     (including waived fees and reimbursed
     expenses)                                     1.85%(b)
    Ratio of expenses to average net assets
     (excluding waived fees and reimbursed
     expenses)                                     1.85%(b)
    Ratio of net investment income to
     average net assets                            1.33%(b)
    Portfolio Turnover(c)                         59.51%

    (1) Commencement of operations was April 28, 2006.

   (a) Not annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (d) Computed using the average share method.

 [ICON]

        FINANCIAL HIGHLIGHTS



                    KENSINGTON INTERNATIONAL REAL ESTATE FUND

                                                CLASS B
                                              ------------
                                                FOR THE
                                                 PERIOD
                                                 ENDED
                                              DECEMBER 31,
                                                2006(1)
    NET ASSET VALUE, BEGINNING OF PERIOD         $25.00
    ----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                         0.09(d)
     Net realized and unrealized gains from
       investments                                 5.55
    ----------------------------------------------------------------------------------------------------
       Total from Investment Activities            5.64
    ----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                        (0.65)
     Net realized gains                           (0.07)
    ----------------------------------------------------------------------------------------------------
       Total Distributions                        (0.72)
    ----------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period               $29.92
    ----------------------------------------------------------------------------------------------------
       Total Return (excludes sales charge)       22.61%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)            $3,127
    Ratio of expenses to average net assets
     (including waived fees and reimbursed
     expenses)                                     2.60%(b)
    Ratio of expenses to average net assets
     (excluding waived fees and reimbursed
     expenses)                                     2.60%(b)
    Ratio of net investment income to
     average net assets                            0.59%(b)
    Portfolio Turnover(c)                         59.51%

    (1) Commencement of operations was April 28, 2006.

   (a) Not annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (d) Computed using the average share method.

 [ICON]

        FINANCIAL HIGHLIGHTS



                    KENSINGTON INTERNATIONAL REAL ESTATE FUND

                                                CLASS C
                                              ------------
                                                FOR THE
                                                 PERIOD
                                                 ENDED
                                              DECEMBER 31,
                                                2006(1)
    NET ASSET VALUE, BEGINNING OF PERIOD        $ 25.00
    ----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                         0.09(d)
     Net realized and unrealized gains from
       investments                                 5.55
    ----------------------------------------------------------------------------------------------------
       Total from Investment Activities            5.64
    ----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                        (0.66)
     Net realized gains                           (0.07)
    ----------------------------------------------------------------------------------------------------
       Total Distributions                        (0.73)
    ----------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period              $ 29.91
    ----------------------------------------------------------------------------------------------------
       Total Return (excludes sales charge)       22.61%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)           $21,499
    Ratio of expenses to average net assets
     (including waived fees and reimbursed
     expenses)                                     2.60%(b)
    Ratio of expenses to average net assets
     (excluding waived fees and reimbursed
     expenses)                                     2.60%(b)
    Ratio of net investment income to
     average net assets                            0.59%(b)
    Portfolio Turnover(c)                         59.51%

    (1) Commencement of operations was April 28, 2006.

   (a) Not annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (d) Computed using the average share method.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Each Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

Household Mailings -- Each year you are automatically sent an updated prospectus as well as the annual and semi-annual reports for the Funds. You may also occasionally receive a proxy statement for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and that share the same residential address.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:

                   THE KENSINGTON FUNDS

                   C/O US BANCORP FUND SERVICES, LLC

                   P.O. BOX 701

                   MILWAUKEE, WI 53201-0701

                   TELEPHONE: 1-877-833-7114

FOR QUESTIONS ABOUT INVESTMENT MANAGEMENT OF THE FUNDS CONTACT:

                   KENSINGTON INVESTMENT GROUP

                   4 ORINDA WAY, SUITE 200C

                   ORINDA, CALIFORNIA 94563

                   (800) 253-2949

                   FAX: (925) 253-9878

                   EMAIL: INFO@KIG.COM

You can review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 (for information on the operations of the Public Reference Section, call 1-202-942-8090), or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.
Investment Company Act file no. 811-21316.

THE
KENSINGTON
FUNDS

PROSPECTUS


REAL ESTATE
SECURITIES
FUND

SELECT
INCOME
FUND

STRATEGIC
REALTY
FUND

INTERNATIONAL
REAL ESTATE FUND

GLOBAL
REAL ESTATE
FUND

CLASS Y SHARES

MAY 1, 2007


KENSINGTON
INVESTMENT GROUP, INC.
INVESTMENT ADVISER

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Notice of Privacy Policy and Practices of the Funds is included with this Prospectus but is not considered to be a part of the Prospectus.

    TABLE OF CONTENTS

                                            KENSINGTON REAL ESTATE SECURITIES FUND

                                 (ICON)
Carefully review this                         3  Risk/Return Summary and Fund Expenses
important section for a                       7  Investment Objective, Strategies and
summary of the Real Estate                       Risks
Securities Fund's investment
strategies, risks and fees.
                                            KENSINGTON SELECT INCOME FUND

                                 (ICON)
Carefully review this                        11  Risk/Return Summary and Fund Expenses
important section for a                      15  Investment Objective, Strategies and
summary of the Select Income                     Risks
Fund's investment
strategies, risks and fees.
                                            KENSINGTON STRATEGIC REALTY FUND

                                 (ICON)
Carefully review this                        19  Risk/Return Summary and Fund Expenses
important section for a                      23  Investment Objective, Strategies and
summary of the Strategic                         Risks
Realty Fund's investment
strategies, risks and fees.
                                            KENSINGTON INTERNATIONAL REAL ESTATE FUND

                                 (ICON)
Carefully review this                        27  Risk/Return Summary and Fund Expenses
important section for a                      30  Investment Objective, Strategies and
summary of the International                     Risks
Real Estate Fund's
investment strategies, risks
and fees.
                                            KENSINGTON GLOBAL REAL ESTATE FUND

                                 (ICON)
Carefully review this                        36  Risk/Return Summary and Fund Expenses
important section for a                      39  Investment Objective, Strategies and
summary of the Global Real                       Risks
Estate Fund's investment
strategies, risks and fees.

                                            SHAREHOLDER INFORMATION

                                 (ICON)
Consult this section to                      45  Pricing of Fund Shares
obtain details on how shares                 46  Purchasing and Adding to Your Shares
are valued, how to purchase,                 51  Selling Your Shares
sell and exchange shares,                    59  Dividends, Distributions and Taxes
related charges and payments
of dividends.
                                            FUND MANAGEMENT

                                 (ICON)
Review this section for                      61  The Investment Adviser
details on the people and                    65  The Investment Committee
organizations who oversee                    67  Portfolio Management
the Funds and their                          67  The Distributor and Administrator
investments.

                                            FINANCIAL HIGHLIGHTS

                                 (ICON)
Review this section for                      70  Kensington Strategic Realty Fund
details on the selected                      71  Kensington Select Income Fund
financial statements of the                  72  Kensington Real Estate Securities Fund
Funds.                                      73   Kensington International Real Estate
                                                 Fund

 [ICON]
                KENSINGTON REAL ESTATE SECURITIES FUND

       RISK/RETURN SUMMARY AND FUND EXPENSES


  Investment Objective              The Fund seeks total return from both capital
                                    appreciation and current income through
                                    investing in a portfolio of real estate
                                    securities. The Fund offers exposure to real
                                    estate as a part of an overall asset
                                    allocation strategy and is designed for
                                    investors who want to maintain a commitment
                                    to real estate securities in their
                                    portfolios.



  Principal                         The Fund invests, under normal circumstances,
  Investment Strategies             at least 80% of its net assets in real estate
                                    securities, including securities issued by
                                    real estate investment trusts ("REITs"),
                                    master limited partnerships and other real
                                    estate companies. Investments in these
                                    issuers include common, convertible and
                                    preferred stock and debt securities, rights
                                    or warrants to purchase common stock, and
                                    limited partnership interests.



  Principal                         Because the value of the Fund's investments
  Investment Risks                  will fluctuate with market conditions, so
                                    will the value of your investment in the
                                    Fund. You could lose money on your investment
                                    in the Fund, or the Fund could underperform
                                    other investments. Some of the Fund's
                                    holdings may underperform its other holdings.
                                    The Fund will be significantly exposed to the
                                    risks of the real estate market. The Fund is
                                    non-diversified, which means that it is more
                                    vulnerable to risks affecting a particular
                                    issuer than a diversified fund would be.



  Who May                           Consider investing in the Fund if you are:
  Want to Invest?                     - seeking quarterly income
                                      - wishing to add a growth component to your
                                        portfolio
                                      - willing to accept the risks of investing
                                    in real estate-related securities in exchange
                                        for potentially higher long term returns
                                    This Fund will not be appropriate for anyone:
                                      - pursuing a short-term goal or investing
                                    emergency reserves
                                      - seeking safety of principal




 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below compares the Fund's performance to that of its benchmark index, the MSCI US REIT Index(2). The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class Y Shares will differ from the returns for Class A Shares because of differences in expenses of each class.
Performance Bar Chart and Table
TOTAL ANNUAL RETURN AS OF 12/31/06
FOR CLASS A SHARES*

2000                                                                             27.05
2001                                                                             30.15
2002                                                                              4.14
2003                                                                             31.83
2004                                                                             27.63
2005                                                                              4.76
2006                                                                             30.16

                                           Of course, past performance does not
                                           indicate how the Fund will perform in
                                           the future.

                                             Best quarter:  Q4 2004       15.42%
                                             Worst quarter: Q1 2005       -6.77%

                                       PERFORMANCE TABLE
                                       AVERAGE ANNUAL TOTAL RETURNS
                                       (for the period ending December 31,
                                       2006)

                                                          FUND       PAST      SINCE
                                                        INCEPTION    YEAR    INCEPTION
                                                          ----------------------------
    Class A Shares Return Before Taxes(1)               12/31/02    27.58%    26.06%
                                                        ------------------------------
    Class A Shares Return After Taxes on
    Distributions(1)                                    12/31/02    24.37%    23.20%
                                                        ------------------------------
    Class A Shares Return After Taxes on Distributions
    and Sale of Fund Shares(1)                          12/31/02    18.81%    21.40%
                                                        ------------------------------
    The MSCI US REIT Index(2)                           12/31/02    35.92%    28.64%
    ------------------------------

 * The Fund offers four different classes of shares. Each class of shares has different characteristics and are subject to different fees and expenses.

 (1) Assumes maximum sales charge of 5.75% which is applicable to Class A Shares but not applicable to Class Y Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class Y Shares will vary.

 (2) The MSCI US REIT Index is a capitalization-weighted index of the most actively traded real estate investment trusts (REITs), designed to measure real estate equity performance. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Class Y Shares of the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

    SHAREHOLDER TRANSACTION FEES (PAID BY YOU DIRECTLY)
    -------------------------------------------------------------------------
    Maximum sales charge (load) on purchases                             None
    -------------------------------------------------------------------------
    Maximum deferred sales charge (load)                                 None
    -------------------------------------------------------------------------
    75-day Redemption Fee(1)                                            1.00%



    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    -------------------------------------------------------------------------
    Management Fee                                                      0.85%
    -------------------------------------------------------------------------
    Distribution and Service (12b-1) Fees                                None
    -------------------------------------------------------------------------
    Other Expenses(2)                                                   0.35%
    -------------------------------------------------------------------------
    Total Fund Operating Expenses*                                      1.20%
    -------------------------------------------------------------------------
    Fee Expense (Reimbursement) Recoupment*                             0.00%
    -------------------------------------------------------------------------
    Net Fund Operating Expenses*                                        1.20%
    -------------------------------------------------------------------------

 * The Adviser has contractually agreed, until December 31, 2009, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class Y Shares at 1.20%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for Class Y shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense.

 (1) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 55 for more information.

 (2) "Other Expenses" include operating expenses other than the management fee.

 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment

   - 5% annual return

   - no changes in the Fund's operating expenses

   - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example

                                       1         3          5           10
                                      YEAR      YEARS      YEARS      YEARS

    Class Y                           $122      $381       $662       $1,463
    --------------------------------------------------------------------------------

[ICON]

KENSINGTON REAL ESTATE SECURITIES FUND
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS



 TICKER SYMBOL: KREYX

 Investment Objective

 The investment objective of the Fund is to seek total return from both capital appreciation and current income through investing in a portfolio of real estate securities. The Fund offers exposure to real estate as part of an overall asset allocation strategy and is designed for investors who want to maintain a commitment to real estate securities in their portfolios.

 Policies and Strategies

 The Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers may include common, preferred and convertible stock, debt obligations and other senior securities, rights and warrants to purchase securities, and limited partnership interests. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's assets (consisting of net assets plus the amount of any borrowings for investment purposes) will be invested in securities of issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund will normally invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by

                                                                               7
 a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 KENSINGTON REAL ESTATE SECURITIES FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the following types of risks:

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the

 KENSINGTON REAL ESTATE SECURITIES FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 Fund's non-diversified status means that it is able to concentrate up to half of its portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 SECURITIES LENDING RISK: There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

 BORROWING: The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest

 KENSINGTON REAL ESTATE SECURITIES FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

 RESTRICTED AND ILLIQUID SECURITIES RISK: If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

[ICON]
KENSINGTON SELECT INCOME FUND
RISK/RETURN SUMMARY AND FUND EXPENSES

  Investment Objective              The Fund seeks high current income and
                                    potential for modest long term growth of
                                    capital.
  Principal                         The Fund invests primarily in real estate
  Investment Strategies             securities, including securities issued by
                                    real estate investment trusts ("REITs"),
                                    master limited partnerships and other real
                                    estate companies. Investments in these
                                    issuers include preferred stock, convertible
                                    preferred stock, debt securities, and other
                                    senior securities. The Fund may also invest
                                    in common stock, rights or warrants to
                                    purchase securities, and limited partnership
                                    interests. The Fund may engage in
                                    transactions designed to hedge its portfolio
                                    against market declines. The Fund may utilize
                                    limited portfolio leverage in pursuit of its
                                    objectives.
  Principal                         Because the value of the Fund's investments
  Investment Risks                  will fluctuate with market conditions, so
                                    will the value of your investment in the
                                    Fund. You could lose money on your investment
                                    in the Fund, or the Fund could underperform
                                    other investments. Some of the Fund's
                                    holdings may underperform its other holdings.
                                    The Fund will be significantly exposed to the
                                    risks of the real estate market. The Fund is
                                    non-diversified, which means that it is more
                                    vulnerable to risks affecting a particular
                                    issuer than a diversified fund. Additionally,
                                    the Fund can buy securities with borrowed
                                    money (a form of leverage), which can magnify
                                    the Fund's gains and losses.
  Who May                           Consider investing in the Fund if you are:
  Want to Invest?                     - seeking quarterly income.
                                      - wishing to add an income component to
                                    your portfolio, with modest growth potential.
                                      - willing to accept the risks of investing
                                    in real estate-related securities in exchange
                                        for potentially higher long term returns.
                                    This Fund will not be appropriate for anyone:
                                      - pursuing a short-term goal or investing
                                    emergency reserves.
                                      - seeking safety of principal.

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance over time to that of its benchmark index, the Merrill Lynch Preferred Index.(2) The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class Y Shares will differ from the returns for Class A Shares because of differences in expenses of each class.
Performance Bar Chart and Table
TOTAL ANNUAL RETURNS AS OF 12/31/06
FOR CLASS A SHARES*

2002                                                                             16.94
2003                                                                             23.97
2004                                                                             11.30
2005                                                                             -1.99
2006                                                                             15.61

                                           Of course, past performance does not
                                           indicate how the Fund will perform in
                                           the future.

                                             Best quarter:  Q2 2003       10.62%
                                             Worst quarter: Q2 2004       -6.13%

                                       PERFORMANCE TABLE
                                       AVERAGE ANNUAL TOTAL RETURNS
                                       (for the period ending December 31,
                                       2006)

                                                  FUND       PAST       PAST        SINCE
                                                INCEPTION    YEAR    FIVE YEARS   INCEPTION
                                                             ------------------------------
    Class A Shares Return Before Taxes(1)        3/30/01     8.95%     11.50%      14.82%
                                                             ------------------------------
    Class A Shares Return After Taxes on
    Distributions(1)                             3/30/01     6.68%      8.57%      11.66%
                                                             ------------------------------
    Class A Shares Return After Taxes on
    Distributions and Sale of Fund Shares(1)     3/30/01     6.45%      8.25%      11.06%
                                                             ------------------------------
    The Merrill Lynch Preferred Index(2)         3/30/01     8.10%      6.21%       6.53%
    ---------------------------------------------------------------------------------------

 * The Fund offers four different classes of shares. Each class of shares has different characteristics and are subject to different fees and expenses.

 (1) Assumes maximum sales charge of 5.75% which is applicable to Class A Shares but not applicable to Class Y Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class Y Shares will vary.

 (2) The Merrill Lynch Preferred Index is a capitalization-weighted index of preferred stock issues that is generally representative of the market for preferred securities. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES




 As an investor in the Class Y Shares of the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

    SHAREHOLDER TRANSACTION FEES (FEES PAID BY YOU DIRECTLY)
    --------------------------------------------------------------------------------
    Maximum sales charge (load) on purchases                           None
    --------------------------------------------------------------------------------
    Maximum deferred sales charge (load)                               None
    --------------------------------------------------------------------------------
    75-day Redemption Fee(1)                                          1.00%
    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    --------------------------------------------------------------------------------
    Management Fee                                                    1.00%
    --------------------------------------------------------------------------------
    Distribution and Service (12b-1) Fees                              None
    --------------------------------------------------------------------------------
    Other Expenses(2)
    --------------------------------------------------------------------------------
      Dividend & Interest Expense                                     0.96%
    --------------------------------------------------------------------------------
      Remainder of Other Expenses                                     0.23%
    --------------------------------------------------------------------------------
    Total Fund Operating Expenses*                                    2.19%
    --------------------------------------------------------------------------------
    Fee Expense Reimbursement*                                        0.00%
    --------------------------------------------------------------------------------
    Net Fund Operating Expenses*                                      2.19%
    --------------------------------------------------------------------------------

 * The Adviser has contractually agreed, until December 31, 2009, to waive fees and/or reimburse the Fund certain expenses (excluding (1) extraordinary expenses and (2) dividend and interest expense) to the extent necessary to maintain Total Fund Operating Expenses for Class Y Shares at 1.35%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. Shown below are the net expenses of the Fund for the fiscal period ended 12/31/06 reflecting certain non-reimbursable expenses.

    Net Fund Operating Expenses
     (Including Dividend and Interest Expense)..................      2.19%
    Non-Reimbursable Dividend and Interest Expense..............    (0.96)%
                                                                  ---------
    Net Fund Operating Expenses
      (Excluding Dividend and Interest Expense).................      1.23%

 While the Fund may incur dividend expense on securities sold short and interest expense on borrowed amounts, the Fund may also receive interest income on the proceeds of such short sales as well as dividend income on investments made with such borrowed amounts. Such interest and dividend income is not reflected in the expense ratios in the above tables.

 (1) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 55 for more information.

 (2) "Other Expenses" include operating expenses other than the management fee and include dividend and interest expense.

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment.

   - 5% annual return.

   - redemption at the end of each period.

   - no changes in the Fund's operating expenses.

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example

                                      1         3           5           10
                                     YEAR      YEARS      YEARS       YEARS

    Class Y                          $222      $685       $1,175      $2,524
    --------------------------------------------------------------------------------

[ICON]

KENSINGTON SELECT INCOME FUND
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
 TICKER SYMBOL: KIFYX

 Investment Objective

 The investment objective of the Kensington Select Income Fund is to seek high current income and potential for modest long term growth of capital.

 Policies and Strategies

 The Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers are expected to include preferred stock, convertible preferred stock, debt obligations and other senior securities. The Fund may invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent the adviser deems appropriate. There can be no assurance the Fund will achieve its investment objective.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund has a limited ability to leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's net assets will be invested in income-producing securities. The Fund's investments will also be predominantly in issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund may invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the various types of risks discussed below.

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund's non-diversified status means that it is able to concentrate up to half its portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interest and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, while leveraging may produce higher returns leveraging is also considered to increase risk.

 The Fund may loan certain securities in its portfolio. The loan will be fully collateralized and marked-to-market throughout the period of the loan. The Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems.

 Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 SECURITIES LENDING RISK: There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

 BORROWING: The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

 RESTRICTED AND ILLIQUID SECURITIES RISK: If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

 [ICON]
                KENSINGTON STRATEGIC REALTY FUND

       RISK/RETURN SUMMARY AND FUND EXPENSES


  Investment Objective              The Fund seeks total return through a
                                    combination of high current income relative
                                    to equity investment alternatives, plus long
                                    term growth of capital.

  Principal                         The Fund invests, under normal circumstances,
  Investment Strategies             at least 80% of its net assets in real estate
                                    securities, including securities issued by
                                    real estate investment trusts ("REITs"),
                                    master limited partnerships and other real
                                    estate companies. Investments in these
                                    issuers include common, convertible and
                                    preferred stock and debt securities, rights
                                    or warrants to purchase common stock, and
                                    limited partnership interests. The Fund may
                                    engage in transactions designed to hedge its
                                    portfolio against market declines. The Fund
                                    may also utilize limited portfolio leverage
                                    in pursuit of its objectives.

  Principal                         Because the value of the Fund's investments
  Investment Risks                  will fluctuate with market conditions, so
                                    will the value of your investment in the
                                    Fund. You could lose money on your investment
                                    in the Fund, or the Fund could underperform
                                    other investments. Some of the Fund's
                                    holdings may underperform its other holdings.
                                    The Fund will be significantly exposed to the
                                    risks of the real estate market. The Fund is
                                    non-diversified, which means that it is more
                                    vulnerable to risks affecting a particular
                                    issuer than a diversified fund would be.
                                    Additionally, the Fund can buy securities
                                    with borrowed money (a form of leverage),
                                    which can magnify the Fund's gains and
                                    losses.

  Who May                           Consider investing in the Fund if you are:
  Want to Invest?                     - seeking quarterly income
                                      - wishing to add a growth component to your
                                        portfolio
                                      - willing to accept the risks of investing
                                    in real estate-related securities in exchange
                                        for potentially higher long term returns
                                    This Fund will not be appropriate for anyone:
                                      - pursuing a short-term goal or investing
                                    emergency reserves
                                      - seeking safety of principal

 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance over time to that of its benchmark index, the FTSE NAREIT Composite Index.(4) The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class Y Shares will differ from the returns for Class A Shares because of differences in expenses of each class.
Performance Bar Chart and Table
TOTAL ANNUAL RETURNS AS OF 12/31/06
FOR CLASS A SHARES*

2000                                                                             27.05
2001                                                                             30.15
2002                                                                              4.14
2003                                                                             31.83
2004                                                                             27.63
2005                                                                              4.76
2006                                                                             30.16

                                           Of course, past performance does not
                                           indicate how the Fund will perform in
                                           the future.

                                             Best quarter:  Q4 2004       18.28%
                                             Worst quarter: Q2 2004       -9.34%

                                       PERFORMANCE TABLE
                                       AVERAGE ANNUAL TOTAL RETURNS
                                       (for the period ending December 31,
                                       2006)

                                                   FUND       PAST       PAST        SINCE
                                                 INCEPTION    YEAR    FIVE YEARS   INCEPTION
                                                 --------------------------------------------------
    Class A Shares Return Before Taxes(1)         9/15/99    22.68%     17.63%      23.08%
                                                 --------------------------------------------------
    Class A Shares Return After Taxes on
    Distributions(1)                              9/15/99    19.77%     14.23%      19.20%
                                                 --------------------------------------------------
    Class A Shares Return After Taxes on
    Distributions and Sale of Fund Shares(1)      9/15/99    16.17%     13.58%      18.28%
                                                 --------------------------------------------------
    FTSE NAREIT Composite Index(2)                9/15/99    34.02%     22.48%      20.36%
    ----------------------------------------------------------------------------------------------------

 * The Fund offers four different classes of shares. Each class of shares has different characteristics and are subject to different fees and expenses.

 (1) Assumes maximum sales charge of 5.75% which is applicable to Class A Shares but not applicable to Class Y Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class Y Shares will vary.

 (2) The FTSE NAREIT Composite Index is an unmanaged index consisting of approximately 200 Real Estate Investment Trust stocks. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Class Y Shares of the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

    SHAREHOLDER TRANSACTION FEES (PAID BY YOU DIRECTLY)
    --------------------------------------------------------------------------------
    Maximum sales charge (load) on purchases                           None
    --------------------------------------------------------------------------------
    Maximum deferred sales charge (load)                               None
    --------------------------------------------------------------------------------
    75-day Redemption Fee(1)                                          1.00%
    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    --------------------------------------------------------------------------------
    Management Fee (Including Performance Adjustments)(2)             0.92%
    --------------------------------------------------------------------------------
    Distribution and Service (12b-1) Fees                              None
    --------------------------------------------------------------------------------
    Other Expenses(3)
    --------------------------------------------------------------------------------
      Dividend & Interest Expense                                     1.67%
    --------------------------------------------------------------------------------
      Remainder of Other Expenses                                     0.23%
    --------------------------------------------------------------------------------
    Total Fund Operating Expenses*                                    2.82%
    --------------------------------------------------------------------------------
    Fee Expense Reimbursement*                                        0.00%
    --------------------------------------------------------------------------------
    Net Fund Operating Expenses*                                      2.82%
    --------------------------------------------------------------------------------

 * The Adviser has contractually agreed, until December 31, 2009 to waive fees and/or reimburse the Fund certain expenses (excluding (1) increases to the advisory fee due to performance adjustments, (2) extraordinary expenses and (3) dividend and interest expense) to the extent necessary to maintain Total Fund Operating Expenses for Class Y Shares at 2.00%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. Shown below are the net expenses of the Fund for the fiscal period ended 12/31/06 reflecting performance fee adjustments to the base fee of 1.50% and certain other non-reimbursable expenses.

    Net Fund Operating Expenses
     (Including Performance Adjustments and Dividend and
     Interest Expense)..........................................       2.82%
    Management Fee -- Performance Adjustment....................       0.58%
    Non-Reimbursable Dividend and Interest Expense..............      (1.67)%
                                                                  ---------
    Net Fund Operating Expenses (Excluding Performance
      Adjustments and Dividend and Interest Expense)............       1.73%

 While the Fund may incur dividend expense on securities sold short and interest expense on borrowed amounts, the Fund may also receive interest income on the proceeds of such short sales as well as dividend income on investments made with such borrowed amounts. Such interest and dividend income is not reflected in the expense ratios in the above tables.

 In accordance with the terms of the expense limitation agreement between the Fund and the Adviser, certain of the fees previously waived and certain of the expenses previously reimbursed by the Adviser are being recouped.

 (1) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 55 for more information.

 (2) The management fee is a fulcrum-type performance fee that varies on a monthly basis depending on the Fund's performance relative to that of the FTSE NAREIT Composite Index. (See the section titled "Fund Management -- the Investment Adviser" of this Prospectus for a complete description of the Fund's management fee.) The fee set forth in the fee table above represents the actual management fee paid by the Fund to the Adviser for the fiscal year ended December 31, 2006 (it is composed of the base fee minus negative performance adjustments equal to, in the aggregate, 0.58% of the Fund's average daily net asset for that period).

 (3) "Other Expenses" include operating expenses other than the management fee and distribution fee and include dividend and interest expense.

 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment

   - 5% annual return

   - redemption at the end of each period

   - no changes in the Fund's operating expenses

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example

                                    1          3           5           10
                                   YEAR      YEARS       YEARS       YEARS

    Class Y                        $343      $1,045      $1,769      $3,685
    --------------------------------------------------------------------------------

 [ICON]
                KENSINGTON STRATEGIC REALTY FUND

       INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 TICKER SYMBOL: KSRYX
 Investment Objective

 The investment objective of the Kensington Strategic Realty Fund is to seek total return through a combination of high current income relative to equity investment alternatives, plus long term growth of capital.

 Policies and Strategies

 The Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers may include common, preferred and convertible stock, debt obligations and other senior securities, rights and warrants to purchase securities, and limited partnership interests.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund may also leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund will normally invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund intends to close to new investors upon reaching a net asset value equal to 0.50% of the then current market capitalization of the FTSE NAREIT Composite Index and reopen for such periods as the Fund's net assets fall below such 0.50%. Any closing of the Fund under these provisions will occur beginning 45 days after the close of the quarter in which the Fund reaches, and continues to have, a size which triggers such closing. The Fund will reopen to new investors on the first day of any month following a drop below this 0.50% level, provided the Fund is still below that level. Existing shareholders may continue to make additional investments after any such closing.

 Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end). In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the following types of risks:

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund's non-diversified status means that it is able to concentrate up to half it portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interests and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, leveraging is considered to increase risk.

 The Fund may loan certain securities in its portfolio. The loan will be fully collateralized and marked-to-market throughout the period of the loan. The Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems.

 Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 The Fund pays the Adviser a fee based on the Fund's performance relative to the FTSE NAREIT Composite Index. This arrangement could provide an incentive to the Adviser to seek special opportunities that may involve greater risks than if a non-performance fee arrangement had been adopted. Conversely, the Adviser could be motivated to avoid risk in order to minimize fluctuations in its performance based fee.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 SECURITIES LENDING RISK: There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

 BORROWING: The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

 RESTRICTED AND ILLIQUID SECURITIES RISK: If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

 [ICON]
                KENSINGTON INTERNATIONAL REAL ESTATE FUND

       RISK/RETURN SUMMARY AND FUND EXPENSES


  Investment Objective              The Fund seeks total return from both capital
                                    appreciation and current income through
                                    investing in a portfolio of non-U.S. real
                                    estate securities.



  Principal                         The Fund invests, under normal circumstances,
  Investment Strategies             at least 80% of its net assets in non-U.S.
                                    real estate securities, including securities
                                    issued by real estate investment trusts
                                    ("REITs"), master limited partnerships and
                                    other real estate companies. Investments in
                                    these issuers include common, convertible and
                                    preferred stock and debt securities, rights
                                    or warrants to purchase common stock, and
                                    limited partnership interests.



  Principal                         Because the value of the Fund's investments
  Investment Risks                  will fluctuate with market conditions, so
                                    will the value of your investment in the
                                    Fund. You could lose money on your investment
                                    in the Fund, or the Fund could underperform
                                    other investments. Some of the Fund's
                                    holdings may underperform its other holdings.
                                    The Fund will be significantly exposed to the
                                    risks of the real estate market. The Fund is
                                    non-diversified, which means that it is more
                                    vulnerable to risks affecting a particular
                                    issuer than a diversified fund would be. The
                                    Fund invests primarily in international
                                    securities and is therefore subject to risks
                                    related to investment outside the U.S.
                                    including currency risk, political risk and
                                    regulatory risk.



  Who May                           Consider investing in the Fund if you are:
  Want to Invest?                     - wishing to add a growth component to your
                                        portfolio
                                      - willing to accept the risks of investing
                                    in international real estate-related
                                        securities in exchange for potentially
                                        higher long term returns
                                      - seeking exposure to non-U.S. real estate
                                    securities
                                    This Fund will not be appropriate for anyone:
                                      - pursuing a short-term goal or investing
                                    emergency reserves
                                      - seeking safety of principal



  Fund                              Because the Fund only commenced operations on
  Performance                       April 28, 2006, Fund performance information
                                    is not yet presented.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

    SHAREHOLDER TRANSACTION FEES (PAID BY YOU DIRECTLY)
    --------------------------------------------------------------------------------
    Maximum sales charge (load) on purchases                             None
    --------------------------------------------------------------------------------
    Maximum deferred sales charge (load)                                 None
    --------------------------------------------------------------------------------
    75-day Redemption Fee(1)                                            1.00%



    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    --------------------------------------------------------------------------------
    Management Fee                                                      1.00%
    --------------------------------------------------------------------------------
    Distribution and Service (12b-1) Fees                                None
    --------------------------------------------------------------------------------
    Other Expenses(2)                                                   0.92%
    --------------------------------------------------------------------------------
    Total Fund Operating Expenses*                                      1.92%
    --------------------------------------------------------------------------------
    Fee Expense Reimbursement*                                        (0.52)%
    --------------------------------------------------------------------------------
    Net Fund Operating Expenses*                                        1.40%
    --------------------------------------------------------------------------------

 * Effective May 1, 2007, the Adviser has contractually agreed, until December 31, 2009, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class Y Shares at 1.40%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses to exceed the above limit and the repayment is made within three years after the year in which the Adviser incurred the expense. The expense information in this table has been restated to reflect the current fees.

 (1) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 55 for more information.

 (2) "Other Expenses" include operating expenses other than the management fee and have been estimated for the Fund's initial year of investment operations.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment

   - 5% annual return

   - no changes in the Fund's operating expenses

   - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example

                                       1         3          5           10
                                      YEAR      YEARS      YEARS      YEARS

    Class Y                           $143      $443       $883       $2,108
    ------------------------------------------------------------------------

 [ICON]
     --
                KENSINGTON INTERNATIONAL REAL ESTATE FUND

       INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 TICKER SYMBOL: KIRYX
 Investment Objective

 The investment objective of the Fund is to seek total return through growth of capital and current income. The Fund invests primarily in non-U.S. real estate securities in at least three different countries. The Fund may invest up to 20% of its assets in U.S. real estate securities.

 Policies and Strategies

 The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in non-U.S. securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the Fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds, American Depositary Receipts, and European Depositary Receipts. The Fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

 The Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

 The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

 The portfolio managers allocate the Fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the Fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to various risks. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you may receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. More specifically, the Fund may be affected by the following types of risks:

 GENERAL RISKS: The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

 Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuers of a debt security may default or otherwise be unable to honor a financial obligation.

 The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 NON DIVERSIFICATION RISK: As a non-diversified investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a great risk of loss than a fund that has a diversified portfolio.

 HEDGING RISK: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of the gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 INABILITY TO SELL SECURITIES RISK: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 Risks of Investing in Foreign Securities

 Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Also, certain investments in foreign securities also may be subject to foreign withholding taxes.

 POLITICAL RISK: The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in those countries.

 OVERSEAS EXCHANGES RISK: The Fund will engage in transactions on a number of overseas stock exchanges. It is possible that market practices relating clearance and

 KENSINGTON INTERNATIONAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in Foreign Securities continued settlement of securities transactions and custody of assets can pose increased risk to the fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the Fund's net asset value per share ("NAV")).

 The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

 FOREIGN CURRENCY RISK: Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Furthermore, insofar as the Fund invests in emerging markets, there is a higher risk of currency depreciation. Historically, most emerging market country currencies have experienced significant depreciation against the U.S. dollar. Some emerging market country currencies may continue to fall in value against the U.S. dollar.

 CURRENCY HEDGING RISK: The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

 As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

 [ICON]
                 KENSINGTON GLOBAL REAL ESTATE FUND

       RISK/RETURN SUMMARY AND FUND EXPENSES


  Investment Objective         The Fund seeks total return from both capital
                               appreciation and current income through investing
                               in a portfolio of global real estate securities.



  Principal                    The Fund invests, under normal circumstances, at
  Investment Strategies        least 80% of its net assets in U.S. and non-U.S.
                               real estate securities, including securities
                               issued by real estate investment trusts ("REITs"),
                               master limited partnerships and other real estate
                               companies. Investments in these issuers include
                               common, convertible and preferred stock and debt
                               securities, rights or warrants to purchase common
                               stock, and limited partnership interests. Under
                               normal market conditions, the Fund will invest
                               significantly (at least 40% of its net
                               assets -- unless market conditions are not deemed
                               favorable by the Adviser, in which case the Fund
                               would invest at least 30% of its net assets) in
                               real estate securities of issuers organized or
                               located outside the U.S. or doing a substantial
                               amount of business outside the U.S. The Fund will
                               allocate its assets among various regions and
                               countries, including the U.S. (but in no less than
                               three different countries).



  Principal                    Because the value of the Fund's investments will
  Investment Risks             fluctuate with market conditions, so will the
                               value of your investment in the Fund. You could
                               lose money on your investment in the Fund, or the
                               Fund could underperform other investments. Some of
                               the Fund's holdings may underperform its other
                               holdings. The Fund will be significantly exposed
                               to the risks of the real estate market. The Fund
                               is non-diversified, which means that it is more
                               vulnerable to risks affecting a particular issuer
                               than a diversified fund would be. The Fund invests
                               primarily in global securities and is therefore
                               subject to risks related to investment outside the
                               U.S. including currency risk, political risk and
                               regulatory risk.



  Who May                      Consider investing in the Fund if you are:
  Want to Invest?                - wishing to add a growth component to your
                               portfolio
                                 - willing to accept the risks of investing in
                               global real estate-related securities in exchange
                                   for potentially higher long term returns
                                 - seeking some exposure to non-U.S. real estate
                               securities
                               This Fund will not be appropriate for anyone:
                                 - pursuing a short-term goal or investing
                               emergency reserves
                                 - seeking safety of principal



  Fund                         Because the Fund only commenced operations on
  Performance                  December 29, 2006, Fund performance information is
                               not yet presented.

 KENSINGTON GLOBAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

    SHAREHOLDER TRANSACTION FEES (PAID BY YOU DIRECTLY)
    --------------------------------------------------------------------------------
    Maximum sales charge (load) on purchases                             None
    --------------------------------------------------------------------------------
    Maximum deferred sales charge (load)                                 None
    --------------------------------------------------------------------------------
    75-day Redemption Fee(1)                                            1.00%



    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    --------------------------------------------------------------------------------
    Management Fee                                                      1.00%
    --------------------------------------------------------------------------------
    Distribution and Service (12b-1) Fees                                None
    --------------------------------------------------------------------------------
    Other Expenses(2)                                                   0.51%
    --------------------------------------------------------------------------------
    Total Fund Operating Expenses*                                      1.51%
    --------------------------------------------------------------------------------
    Fee Expense Reimbursement*                                        (0.26)%
    --------------------------------------------------------------------------------
    Net Fund Operating Expenses*                                        1.25%

 * Effective May 1, 2007, the Adviser has contractually agreed, until December 31, 2009, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class Y Shares at 1.25%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses to exceed the above limit and the repayment is made within three years after the year in which the Adviser incurred the expense. The expense information in this table has been restated to reflect the current fees.

 (1) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 55 for more information.

 (2) "Other Expenses" include operating expenses other than the management fee and have been estimated for the Fund's initial year of investment operations.

 KENSINGTON GLOBAL REAL ESTATE FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment

   - 5% annual return

   - no changes in the Fund's operating expenses

   - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example

                                    1         3
                                   YEAR      YEARS

    Class Y                        $127      $397
    ----------------------------------------------

 [ICON]
     --
                 KENSINGTON GLOBAL REAL ESTATE FUND

       INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 TICKER SYMBOL: KGFYX
 Investment Objective

 The investment objective of the Fund is to seek total return through growth of capital and current income. The Fund invests primarily in global real estate securities.

 Policies and Strategies

 The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in U.S. and non-U.S. securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the Fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds, American Depositary Receipts, and European Depositary Receipts. Under normal market conditions, the Fund will invest significantly (at least 40% of its net assets -- unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30% of its net assets) in real estate securities of issuers organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

 The Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

 The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

 The portfolio managers allocate the Fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the Fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to various risks. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you may receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. More specifically, the Fund may be affected by the following types of risks:

 GENERAL RISKS: The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

 Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuers of a debt security may default or otherwise be unable to honor a financial obligation.

 The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 NON DIVERSIFICATION RISK: As a non-diversified investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a great risk of loss than a fund that has a diversified portfolio.

 HEDGING RISK: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of the gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 INABILITY TO SELL SECURITIES RISK: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 Risks of Investing in Foreign Securities

 Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

 In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Also, certain investments in foreign securities also may be subject to foreign withholding taxes.

 POLITICAL RISK: The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in those countries.

 KENSINGTON GLOBAL REAL ESTATE FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in Foreign Securities continued

 OVERSEAS EXCHANGES RISK: The Fund will engage in transactions on a number of overseas stock exchanges. It is possible that market practices relating clearance and settlement of securities transactions and custody of assets can pose increased risk to the fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the Fund's net asset value per share ("NAV")).

 The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

 FOREIGN CURRENCY RISK: Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Furthermore, insofar as the Fund invests in emerging markets, there is a higher risk of currency depreciation. Historically, most emerging market country currencies have experienced significant depreciation against the U.S. dollar. Some emerging market country currencies may continue to fall in value against the U.S. dollar.

 CURRENCY HEDGING RISK: The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

 As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

 [ICON]

       SHAREHOLDER INFORMATION

 Pricing of Fund Shares
 -------------------------------------------------------------------------------
 How Net Asset Value ("NAV") is calculated

 The NAV for each class of shares of each Fund is calculated by adding the total value of a Fund's investments and other assets attributable to each class, subtracting the liabilities for that class, and then dividing that figure by the number of outstanding shares of the class:

                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

 -------------------------------------------------------------------------------

 Per share net asset value (NAV) for each class of shares of each Fund is determined and their shares are priced at the close of regular trading on the New York Stock Exchange, or at 4:00 p.m. Eastern time, whichever is earlier, on days the Exchange is open.

 Your order for purchase or sale of a class of shares is priced at the next NAV for that class calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution
 Arrangements/Sales Charges." This is what is known as the offering price.

 Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees.

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares

 You may purchase the Funds through the Distributor or through an intermediary, such as an investment representative or a broker dealer, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. To the extent that the Funds have entered into agreements with certain Dealers, the minimum investment may be lower through these Dealers who sell the Funds within their Fee-Based Programs. Dealers may also charge their customers a processing fee in connection with the purchase or redemption of Fund shares. The amount and the applicability of such a fee is determined and disclosed to it's customers by each individual Dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus. If you purchase shares through an intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through an intermediary will be deemed to have been received and accepted by a Fund when the intermediary accepts the order. Customer orders will be priced at a Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee. Intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. Please note that if you are not a U.S. citizen or resident alien, your account must be affiliated with an NASD member firm or intermediary. Consult your investment representative for specific information.

                                                         MINIMUM        MINIMUM
                                                         INITIAL       SUBSEQUENT
                      ACCOUNT TYPE                      INVESTMENT     INVESTMENT
    Regular (non-retirement)                             $30,000          $25
    ------------------------------------------------------------------------------
    Retirement and Custodial Accounts                    $30,000          $25
    --------------------------------------------------------------------------------

 All purchases must be in U.S. dollars and drawn on domestic banks. The Funds will not accept payment in cash, money orders, including cashier's check, unless the cashier's check is in excess of $10,000. Also, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card convenience checks, traveler's checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment. A fee of $25.00 will be charged against a shareholder's account, in addition to any loss sustained by a Fund, for any payment that is returned.

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued
 Each Fund may waive its minimum purchase requirements and the Distributor may reject a purchase order if it considers it in the best interest of the Funds and their shareholders.

 In compliance with the USA Patriot Act of 2001, please note that US Bancorp Fund Services, LLC will verify certain information on your Account Application as part of the Funds' Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, Social Security Number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact shareholder servicing at 1-877-833-7114 if you need additional assistance in completing your Application.

 If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information or documentation is not received.

 Instructions for Opening or Adding to an Account

 BY REGULAR MAIL

 Initial Investment:

 1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

 2. Make check or bank draft payable to either "Kensington Real Estate Securities Fund," "Kensington Select Income Fund," "Kensington Strategic Realty Fund," "Kensington International Real Estate Fund" or "Kensington Global Real Estate Fund," as applicable. Checks endorsed to a Fund will not be accepted.

 3. Mail to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued
 Subsequent Investments:

 1. Use the investment slip attached to your account statement. Or, if unavailable,

 2. Include the following information on a piece of paper:

    - Fund name

    - Share class

    - Amount invested

    - Account name

    - Account number

    Include your account number on your check.

 3. Mail to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701

 BY OVERNIGHT SERVICE

 SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

 3. Send to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202

 The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the US Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests, do not constitute receipt by the transfer agent of the Funds.

 BY WIRE TRANSFER

 Note: Your bank may charge a wire transfer fee.

 For initial investment: If you are making an initial investment by wire transfer, you must first complete a new account application and mail or fax it to the Fund. No account will be established until the completed application has been received by the Fund. You must also call shareholder servicing at 1-877-833-7114 to advise that an initial investment will be made by wire and verify the wiring instructions to ensure proper credit when the wire is received.

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued
 For initial and subsequent investments: Call shareholder servicing at 1-877-833-7114 prior to placing the trade to verify the wiring instructions to ensure proper credit when the wire is received. Instruct your bank to wire transfer your investment to:

 U.S. Bank, N.A.
 777 E. Wisconsin Ave.
 Milwaukee, WI 53202
 Routing Number: ABA #075000022
 Credit: US Bancorp Fund Services, LLC
 Account Number: 112-952-137
 Kensington Real Estate Securities Fund, Kensington Select Income Fund, Kensington Strategic Realty Fund, Kensington International Real Estate Fund or Kensington Global Real Estate Fund, as applicable
 Include:
 Your name
 Your account number
 You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

 Subsequent Purchases by Telephone

 After your account has been established, you may purchase additional shares by calling 1-877-833-7114. Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be a minimum of $25. Your shares will be purchased at the price calculated on the day of your purchase order.

 Automatic Investment Plan

 This Plan provides a convenient method to have monies deducted from your bank account for investment into the Funds on a regular basis. Once your account has been opened with the applicable initial minimum investment, you may make automatic investments with a minimum of $25 in each Fund from you bank account if the bank is a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Funds' transfer agent will charge a $25 fee to your account.

 To begin participating in this Plan, complete the Automatic Investment Plan section on the account application or call the Funds' transfer agent at 1-877-833-7114. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to effective date.

 SHAREHOLDER INFORMATION


 Please note the following while completing the Automatic Investment Plan section of the account application:
    - The name and address of the bank account

    - Your checking or savings account number

    - The amount you wish to invest automatically (minimum $25)

    - How often you want to invest (twice a month, every month, four times a year, twice a year or once a year)

    - Attach a voided personal check

    - It may take up to 15 days to activate the automatic investment plan with your designated bank
 -------------------------------------------------------------------------------

 Dividends and Distributions

 Each Fund will pay dividends, if any, from any income either quarterly or semi-annually, as applicable. All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Capital gains, if any, are distributed at least annually.

 If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check(s) in your account, at your Fund's then current net asset value, and to reinvest all subsequent distributions.

 DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.
 -------------------------------------------------------------------------------

 SHAREHOLDER INFORMATION




 Selling Your Shares
 Instructions for Selling Shares

 You may sell your shares at any time, but no redemption request will become effective until all documents have been received in proper form by the transfer agent. You may contact shareholder servicing at 1-877-833-7114 for additional information concerning documentation required for the redemption of shares. Requests for redemptions received before the close of trading on the exchange (generally 4pm Eastern Time) will be processed at that day's NAV. Requests received after 4pm Eastern Time will be based on the NAV determined as of the close of trading on the next day the exchange is open. For distributions in IRA accounts, you will be charged a fee of $25.00 (exclusive of systematic withdrawal plans).

 Payment of your redemption proceeds will normally be sent on the next business day but no later than the seventh day following your redemption request.
--------------------------------------------------------------------------------
   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

 As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

 BY TELEPHONE (unless you have declined telephone redemption privileges)

 Proceeds redeemed by telephone may be mailed by check to the address of record, wired to a shareholder's designated bank account, or may be sent via electronic funds transfer through the Automated Clearing House (ACH) network, to a pre-determined bank account. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.

 In order to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. Each shareholder of the account must sign the request with the signatures guaranteed. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.

 1. Call 1-877-833-7114 with instructions as to how you wish to receive your funds (check, wire or electronic funds transfers via the Automated Clearing House (ACH) network).

    Note: IRA redemptions must be requested by mail.

    If you call by 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier, your payment will normally be sent on the next business day. Once a telephone transaction has been placed, it cannot be cancelled or modified.

 SHAREHOLDER INFORMATION


 Selling Your Shares
 continued

 BY MAIL

 1. Call 1-877-833-7114 to request redemption forms or write a letter of instruction indicating:

    - your Fund and account number

    - amount you wish to redeem

    - account owner(s) signature

 2. Mail to: The Kensington Funds, c/o US Bancorp Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.

    Proceeds will be mailed to your address of record or if you have pre-determined bank account instructions on your account, you may have your proceeds sent by wire or electronic funds transfer through the Automated Clearing House (ACH) network. A wire fee of $15 will be applied and your financial institution may also charge a separate fee. There is no charge for an ACH payment, but proceeds may not be available for 2-3 days.

 WIRE TRANSFER

 You must indicate this option on your application.

 A wire fee of $15 will be applied.

 Note: Your financial institution may also charge a separate fee.

 Call 1-877-833-7114 to request a wire transfer.

 If you call by 4 p.m. Eastern time or the close of the NYSE, whichever is earlier, your payment will normally be wired to your bank on the next business day.

 AUTOMATIC WITHDRAWAL PLAN

 You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

   - Make sure you've checked the appropriate box on the Account Application. Or call 1-877-833-7114.

   - Minimum balance required to start this program is $10,000.

   - Include a voided personal check.

   - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   - It may take up to 10 business days to activate the automatic withdrawal plan with your designated bank.

 SHAREHOLDER INFORMATION




 General Policies on Selling Shares
 Redemptions In Writing Required

 You must request redemptions in writing in the following situations:

 1. Redemptions from Individual Retirement Accounts ("IRAs").

 2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:

   - Your account address has changed within the last 30 days

   - The check is not being mailed to the address on your account

   - The check is not being made payable to the owner(s) of the account

   - The redemption proceeds are being transferred to another Fund account with a different registration

   - The redemption proceeds are being wired to bank instructions currently not on your account

   - When establishing or modifying certain services on an account

 In addition to the situations described, the fund(s) and/or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.

 Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

 Verifying Telephone Redemptions

 The Funds make every effort to insure that telephone redemptions (including exchanges) are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

 Redemptions Within 12 Calendar Days of Initial Investment

 If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay payment of redemption proceeds until the transfer

 SHAREHOLDER INFORMATION


 General Policies on Selling Shares
 continued

 agent is reasonably satisfied that the check has cleared. This may take up to 12 business days from the purchase date. You can avoid this delay by purchasing shares with a wire transfer.

 Refusal of Redemption Request

 Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 Redemption In Kind

 Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations. If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

 Closing of Small Accounts

 If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

 Frequent Trading Policy

 The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Funds believe that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Funds therefore discourage frequent purchase and redemptions by shareholders and they do not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. As described immediately below, the Funds charge a redemption fee of 1.00% of the total redemption amount on the sale of shares sold within 75 days of purchase, subject to certain exceptions and limitations. At the present time the Funds do not

 SHAREHOLDER INFORMATION


 impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. It may not be feasible for the Funds to prevent or detect every potential instance of short-term trading in shares of the Funds.

 75-Day Redemption Fee

 The Funds charge a redemption fee of 1.00% of the total redemption amount if you sell your shares within 75 days of purchase, subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions and will not apply to exchanges except in the case of an exchange into the First American Prime Obligations Fund. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to certain redemptions, such as redemptions of shares through asset allocation driven rebalancing programs, systematic withdrawal plans, redemptions of shares purchased via an automatic investment plan, redemptions requested within 75 days following the death or disability of the shareholders (or, if a trust, its beneficiary), and redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

 SHAREHOLDER INFORMATION


 Exchanging Your Shares

 You can exchange your shares in one Fund for shares of the same class of another Kensington mutual fund, usually without incurring a CDSC or paying additional sales charges (see "Notes" below).

 You may also exchange shares of the same class of a money market fund (only available for Class A Shares) called the First American Prime Obligations Fund (the "First American Fund"). This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions. If you purchased your Kensington Class A shares at NAV because the aggregate value of your account(s) was $1 million or more, any applicable CDSC will be assessed prior to an exchange into the First American Fund. You will not be assessed a CDSC on exchanges into the First American Fund. Any CDSC that may be applicable will be assessed at the time of redemption from the First American Fund. Shares of the First American Fund are not offered by this prospectus. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund's prospectus and necessary exchange authorization forms, call 1-877-833-7114.

 Please note that when exchanging from the Kensington Funds to the First American Fund, you will begin accruing income the day following the exchange. When exchanging less than all of the balance from the First American Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the First American Fund through the date of the exchange. An exchange is considered to be a sale of shares for Federal income tax purposes on which you may realize a taxable gain or loss. This exchange privilege does not constitute an offering or recommendation on part of the Funds or the Adviser of an investment in the First American Fund. The Funds reserve the right to limit exchanges into the First American Fund to no more than four exchanges in any 12-month period.

 You must meet the minimum investment requirements for the Fund into which you are exchanging, unless waived by the Fund. Exchanges from one Fund to another may be taxable. In addition, in certain limited circumstances, you may qualify to exchange your shares for shares of another share class in the same Fund, provided that you are determined to be eligible for this type of exchange privilege. Please call 1-877-833-7114 for further information.

 Instructions for Exchanging Shares

 Exchanges may be made by sending a written request or by calling
 1-877-833-7114. Please provide the following information:

 - Your name.

 - The exact name on your account and account number.

 - Taxpayer identification number (usually your Social Security number).

 - Dollar value or number of shares to be exchanged.

 SHAREHOLDER INFORMATION




 - The name of the Fund from which the exchange is to be made.
 - The name of the Fund into which the exchange is to being made.

 See "Selling your Shares" for important information about telephone transactions.

 TO MINIMIZE POTENTIAL HARM TO THE FUNDS AND THEIR SHAREHOLDERS, WE RESERVE THE RIGHT TO REJECT, IN OUR SOLE DISCRETION, ANY PURCHASE ORDER (INCLUDING AN EXCHANGE FROM ANOTHER FUND) FROM ANY INVESTOR WE BELIEVE HAS A HISTORY OF ABUSIVE TRADING OR WHOSE TRADING, IN OUR JUDGMENT, HAS BEEN OR MAY BE DISRUPTIVE TO A FUND. IN MAKING THIS JUDGMENT, WE MAY CONSIDER TRADING DONE IN MULTIPLE ACCOUNTS UNDER COMMON OWNERSHIP OR CONTROL.

 Notes on Exchanges

 The registration and tax identification numbers of the accounts must be identical.

 The Exchange Privilege may be changed or eliminated at any time upon a 60-day notice to shareholders.

 Be sure to read carefully the Prospectus information regarding the Fund into which you wish to exchange shares.

 Reinstatement Privilege

 If you have sold Shares of a Kensington Fund, you may request a one-time option to reinstate the Shares previously sold within a 120 calendar day period. The reinstated shares must be registered exactly and be of the same class of shares previously redeemed. The Fund's minimum initial investment must be met at the time of reinstatement. You must provide a written reinstatement request and payment within 120 calendar days of the date your instructions to sell were processed. Your investment will be reinstated at the next net asset value per share determined after the request is received.

 To the extent that any applicable sales charges were paid on the original shares being reinstated, these reinstated shares will not be subject to any new sales charges. Any CDSC previously paid on these reinstated shares will not be refunded. However, the original value of shares being reinstated will not be subject to any new CDSC to the extent that any were previously paid.

 Any shares being reinstated will, however, be subject to the 75-day redemption fee from the day the shares are reinstated.

 SHAREHOLDER INFORMATION




 Administrative Services Plan
 The Funds have adopted an Administrative Services Plan pursuant to which each Fund (or Class of shares thereof) is authorized to make payments to certain entities which may include banks, broker-dealers and other types of service providers for providing administrative services with respect to shares of the Funds attributable to or held in the name of the service provider for its clients or customers with whom they have a servicing relationship. Under the terms of the Administrative Services Plan, each Fund (or Class of shares thereof) is authorized to make payments up to a maximum rate of .25% of the average daily net assets of the Fund attributable to or held in the name of the service provider for providing the types of applicable administrative services covered under the terms of the Plan.
 Individual Retirement Account ("IRA")

 An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

 All IRA distribution requests must be made in writing to US Bancorp Fund Services. Shareholders must indicate on their IRA distribution request whether or not to withhold Federal income tax. IRA distribution requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Any additional deposits to an IRA must distinguish the type and year of the contribution.

 For more information on an IRA call the Funds at 1-877-833-7114. Shareholders are advised to consult a tax adviser regarding IRA contribution and withdrawal requirements and restrictions.

 SHAREHOLDER INFORMATION




 Dividends, Distributions and Taxes
 Any income a Fund receives, less expenses, is paid out in the form of dividends to its shareholders. Income dividends for the Real Estate Securities Fund, the Select Income Fund and the Strategic Realty Fund are usually paid quarterly. Income dividends for the International Real Estate Fund and the Global Real Estate Fund are usually paid semi-annually. Capital gains, if any, for the Funds are distributed at least annually.

 You are generally taxed on amounts you receive whether you receive them in cash or in additional shares.

 Dividends are taxable as ordinary income or long-term capital gains. If a Fund designates a distribution as a long-term capital gain, it will be taxable to you at your long-term capital gains rate, regardless of how long you have owned your Fund shares.

 Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.

 Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. In addition, dividends issued by REITs are generally not eligible for these rate reductions on qualified dividend income. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%; (ii) distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends; (iii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and (iv) distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

 You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

 There may be tax consequences to you if you sell, exchange or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares.

 SHAREHOLDER INFORMATION


 Foreign shareholders may be subject to special withholding requirements. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 Each Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules or shareholders that are subject to back-up withholding. To avoid withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

       FUND MANAGEMENT

 The Investment Adviser
 Kensington Investment Group, Inc. ("Kensington") is an SEC-registered investment adviser specializing in global securities investment management focused on real estate, infrastructure and senior securities.

 Founded in 1993 by principals who have worked together managing portfolios since the mid-1980s, Kensington applies a fundamental, value-driven investment methodology seeking to invest in industries that generate stable, growing income streams and the opportunity for long term growth.

 As of April 30, 2007, Kensington provided discretionary investment management services for assets of approximately $1.9 billion through mutual funds, separate accounts and private limited partnerships.

 Kensington is located at 4 Orinda Way, Suite 200C, Orinda, CA 94563.

 Kensington makes the day-to-day investment decisions for the Funds. In addition, Kensington continuously reviews, supervises and administers each Fund's investment programs. For these advisory services, the Adviser receives investment advisory fees from each of the Funds.

 Information regarding the factors considered by the Board of Trustees of the Funds in connection with their approval of the Investment Advisory Agreements with respect to each of the Funds is provided in the Funds' Annual Report to Shareholders.

 Investment Advisory Fee for the Select Income Fund, the Real Estate Securities Fund, the International Real Estate Fund and the Global Real Estate Fund

 The Adviser receives a fee from the Select Income Fund at a rate equal on an annual basis to 1.00% of the Fund's average daily net assets. For the fiscal year ended December 31, 2006, the advisory fee payable to Kensington from the Select Income Fund was 1.00%. The Adviser receives a fee from the Real Estate Securities Fund at a rate equal on an annual basis to 0.85% of the Fund's average daily net assets. For the fiscal year ended December 31, 2006, the advisory fee payable to Kensington from the Real Estate Securities Fund was 0.85%. The Adviser receives a fee from the International Real Estate Fund at a rate equal on an annual basis to 1.00% of the Fund's average daily net assets. For the fiscal year ended December 31, 2006, the advisory fee payable to Kensington from the International Real Estate Fund was 1.00%. The Adviser receives a fee from the Global Real Estate Fund at a rate equal on an annual basis to 1.00% of the Fund's average daily net assets.

 FUND MANAGEMENT


 The Investment Adviser
 continued

 Investment Advisory Fee for the Strategic Realty Fund

 The Fund pays the Adviser a monthly advisory fee with two components, a base component and a performance-based component, so that if the Fund's performance is greater than that of the Fund's benchmark index, the FTSE NAREIT Composite Index, the Adviser earns more, and if it is less than that of the index, the Adviser earns less. The first component of the Fund's advisory fee is a "base fee," paid monthly, equal to a monthly rate based on an annual percentage rate of 1.50% of daily net assets averaged over the most recent month. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the Fund performed (calculated on Class A shares) relative to its benchmark over a rolling 12-month period (the performance period). The performance adjustment is calculated on the Fund's daily net assets averaged over the performance period. The total advisory fee is accrued daily and paid monthly and is prorated in any month for which this arrangement is not in effect for the entire month.

 When the Fund's investment performance matches the investment record of the benchmark over the performance period, the Adviser receives only the base fee. On average, each month, if the Fund's performance exceeds the investment record of the benchmark over the performance period, the performance adjustment will amount to 1/12th of 15% of the difference between the performance of the Fund and the investment record of the benchmark (rounded to the third decimal place) applied to the Fund's daily net assets averaged over the performance period. The performance adjustment reaches a maximum positive average monthly adjustment of 1/12th of 1.00% of the Fund's daily net assets averaged over the performance period if the Fund outperforms the investment record of the benchmark by 6.667 percentage points or more over the performance period. The Fund would then pay the maximum fee, that would correspond to a monthly management fee of 1/12th of 2.50% of average daily net assets if the Fund's average daily net assets remain constant over the performance period. (As the base fee and the performance adjustment are accrued daily (and not monthly), actual rates vary monthly based upon the number of days in a particular month, but, on a monthly basis, are equal, on average, to 1/12th of an annual rate.)

 Similarly, on average each month, if the investment performance of the Fund trails the investment record of the benchmark over the performance period, the negative performance adjustment will amount to 1/12th of 15% of the difference between the performance of the Fund and the investment record of the benchmark (rounded to the third decimal place) applied to the Fund's daily net assets averaged over the performance period. The performance adjustment reaches a maximum

 FUND MANAGEMENT


 The Investment Adviser
 continued
 negative averaged over the performance period. The performance adjustment reaches a maximum negative average monthly adjustment of 1/12th of 1.00% of the Fund's daily net assets averaged over the performance period if the Fund underperforms the investment record of the benchmark by 6.667 percentage points or more over the performance period. The Fund would then pay the minimum fee, that would correspond to a monthly management fee of 1/12th of 0.50% of average daily net assets if the Fund's average daily net assets remain constant over the performance period.

 The table below includes examples showing the total management fees, expressed as a percentage of the Fund's annual average daily net assets, that would be paid by the fund at different levels of fund investment performance against the investment record of the FTSE NAREIT Composite Index. As previously explained, the base fee is calculated on the basis of the Fund's net assets averaged over the most recent month, and the adjustment to the base fee (also called "performance adjustment") is calculated on the Fund's net assets averaged over the rolling performance period. By virtue of using a "rolling" performance period and calculating the base fee and the performance adjustments on different asset bases, the actual advisory fees paid by the Fund to the Adviser generally will differ from the maximum or minimum annual fee rates shown below. The actual management fees paid by the Fund may be higher or lower depending on whether the net assets of the Fund increase or decrease. (For

 FUND MANAGEMENT


 The Investment Adviser
 continued
 illustration purposes, the table assumes that the average daily net assets of the Fund remain constant over the performance period.)

       PERCENTAGE POINT DIFFERENCE
         BETWEEN FUND INVESTMENT
        PERFORMANCE AND BENCHMARK      ADJUSTMENT TO BASE FEE     TOTAL MANAGEMENT FEE
            INVESTMENT RECORD*        (ON AN ANNUALIZED BASIS)        (ANNUALIZED)
              +6.667 and up               +1.00%                         2.50%
                    +6                     +.90%                         2.40%
                    +5                     +.75%                         2.25%
                    +4                     +.60%                         2.10%
                    +3                     +.45%                         1.95%
                    +2                     +.30%                         1.80%
                    +1                     +.15%                         1.65%
                    0                        0                   1.50% (i.e., Base Fee)
                    -1                     -.15%                         1.35%
                    -2                     -.30%                         1.20%
                    -3                     -.45%                         1.05%
                    -4                     -.60%                          .90%
                    -5                     -.75%                          .75%
                    -6                     -.90%                          .60%
             -6.667 and down              -1.00%                         0.50%
      --------------------------------------------------------------------------------

 * Measured over the performance period, which is a rolling 12-month period ending with the most recent calendar month (i.e., the current month for which the fee is being calculated). Additional information about how the performance of the Fund and the benchmark index are calculated is available in the Fund's Statement of Additional Information.

 Since the adjustment to the base fee is based on the comparative performance of the Fund against the benchmark, the controlling factor is not whether the performance of the Fund is up or down, but whether it exceeds or lags the record of the benchmark index. Accordingly, it is possible that the Fund pay the maximum advisory fee even though the Fund had overall negative investment performance during the performance period if the Fund's performance significantly exceeds the performance of the benchmark. In addition, the relative performance of the Fund against the benchmark is measured only for the relevant performance period, and does not take into account performance over longer or shorter periods of time.

 The management fee is prorated for any month for which the advisory arrangement is not in effect for the entire month.

 For the fiscal year ended December 31, 2006, the advisory fee payable to Kensington from the Strategic Realty Fund was 0.92%.

 FUND MANAGEMENT




 The Investment Committee
 The Kensington Investment Committee leads the firm's investment strategy and is responsible for formulating and ensuring compliance with each Fund's risk management policies and investment guidelines. Investment Committee members are John Kramer, Paul Gray and Joel Beam, whose backgrounds are described below.

  JOHN P. KRAMER,               Mr. Kramer is involved in all aspects of the
  PRESIDENT AND CO-CHIEF        organization. As Co-Chief Investment Officer,
  INVESTMENT OFFICER            he is responsible for directing the firm's
                                research and investment management strategy
                                and process together with Paul Gray. Mr.
                                Kramer was previously Executive Vice President
                                at Liquidity Fund Investment Corporation where
                                he was responsible for directing the research,
                                marketing and trading activities of the firm.
                                Prior to joining Liquidity Fund in 1985, Mr.
                                Kramer was an associate with Federal Reserve
                                Chairman Alan Greenspan's economic consulting
                                firm, Townsend-Greenspan & Co. in New York
                                City, and an account executive at Sutro & Co.,
                                Inc. and Prudential-Bache Securities in San
                                Francisco. He graduated summa cum laude from
                                the State University of New York, Oneonta in
                                1980 with a Bachelor of Arts in Economics. Mr.
                                Kramer received his Masters Degree with honors
                                in Business Administration from the University
                                of California at Berkeley in 1986, where he
                                received special recognition for his work in
                                real estate finance.

 FUND MANAGEMENT


 The Investment Committee
 continued


  PAUL GRAY,                    Mr. Gray is responsible for securities
  PORTFOLIO MANAGER AND         investment decisions on behalf of Kensington's
  CO-CHIEF INVESTMENT OFFICER   portfolios. As Co-Chief Investment Officer, he
                                directs the firm's research and investment
                                management strategy process together with John
                                Kramer. Mr. Gray has been involved in the
                                portfolio management of real estate securities
                                since 1988. Mr. Gray was previously a partner
                                and founder of Golden State Financial
                                Services, a mortgage brokerage company. Prior
                                to founding Golden State Financial Services,
                                Mr. Gray worked for Liquidity Fund Investment
                                Corporation as the Director of Research for
                                the National Real Estate Index where he was
                                instrumental in designing the methodology and
                                systems used to track real estate values
                                throughout the United States. Mr. Gray
                                received a Bachelor of Science in Finance and
                                Real Estate in 1988 from the Business School
                                at the University of California at Berkeley.

  JOEL BEAM,                    Mr. Beam is a portfolio manager responsible
  EXECUTIVE VICE PRESIDENT AND  for securities investment decisions on behalf
  PORTFOLIO MANAGER             of Kensington's portfolios. He joined
                                Kensington in 1995 as a Senior Analyst and
                                began managing portfolios in 1997. He was
                                previously employed by Liquidity Financial
                                Advisors, Inc. where he was responsible for
                                valuation and pricing of real estate limited
                                partnership and institutional commingled
                                investment fund securities, as well as their
                                underlying properties. Mr. Beam received his
                                Bachelor of Arts with honors in 1994 from the
                                University of California at Berkeley.

 Portfolio Management

 Kensington uses a team approach in managing fund assets. The Portfolio Managers are responsible for the implementation of each Fund's strategy and for meeting each Fund's investment objectives. A team of analysts are responsible for stock and sector weighting decisions for their respective segments. The portfolio management team works as a cohesive unit with each Portfolio Manager supported by a Senior

 FUND MANAGEMENT


 Portfolio Management
 continued

 Analyst and/or Assistant Portfolio Manager. Oversight of each Fund's investment policies and restrictions is provided by the Investment Committee.

 Paul Gray serves as Portfolio Manager for the Kensington Strategic Realty Fund and is responsible for the day-to-day management of its portfolio.

 Joel Beam serves as Portfolio Manager for the Kensington Real Estate Securities Fund and is responsible for the day-to-day management of its portfolio.

 Paul Gray and Joel Beam serve as co-Portfolio Managers for the Kensington Select Income Fund, the Kensington International Real Estate Fund and the Kensington Global Real Estate Fund and are responsible for the day-to-day management of each Fund's portfolio.

 Additional information about the Portfolio Managers' compensation arrangements, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities of the Funds is available in the Funds' Statement of Additional Information.

 The Distributor and Administrator

 Quasar Distributors, LLC is the Funds' distributor and US Bancorp Fund Services, LLC is the Funds' administrator. Their address is 615 East Michigan Street, Milwaukee, WI 53202.

 The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of the Funds. In addition to commissions paid to financial intermediaries at the time of sale and Rule 12b-1 Distribution and Service Fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial adviser), the Adviser, at its expense, currently provides additional payments to firms that sell shares of the Funds. These additional payments may reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

 A number of factors are considered in determining the additional payments, including each firm's sales, assets and redemption rate of the Funds. Other factors include the willingness and ability of the firm to give the Adviser access to its financial advisers for educational purposes. In some cases, firms will include the Funds on a "preferred list." The Adviser's goal is to make financial advisers more

 FUND MANAGEMENT


 The Distributor and Administrator
 continued

 knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services to prospective shareholders.

 The Funds and the Adviser also make payments for recordkeeping and other administrative services to financial intermediaries that sell the Funds. Any of these expenses that are paid by the Fund are included in "Other Expenses" under each Fund's "Risk /Return Summary and Fund Expenses." Any payments for recordkeeping and other administrative services are made pursuant to the Fund's Administrative Service Plan as described herein.

 Please be aware that the Funds may use brokers who sell shares of the Funds to effect portfolio transactions. The Funds do not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions. The Funds have adopted procedures which address these matters.

 You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your financial adviser and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial adviser or his or her firm receives more distribution assistance for one share class versus another, then they may have incentive to recommend that class.

 The Statement of Additional Information has more detailed information about the Funds' service providers.

 CAPITAL STRUCTURE. The Kensington Funds was organized as a Delaware statutory trust on January 10, 2003 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series or class except as otherwise expressly required by law. Each of the Funds (other than the Kensington International Real Estate Fund and the Kensington Global Real Estate
 Fund) is a successor in interest to certain funds having the same name, investment objective and investment policies that were previously included as series of another investment company, The Coventry Group (the "Predecessor Funds"). On March 14, 2003, the shareholders of each of the Predecessor Funds approved the reorganization of the Predecessor Funds with and into the Funds and effective April 1, 2003, the assets and liabilities of the Predecessor Funds were transferred to the Funds in exchange for shares of the Funds. Unless otherwise noted, information contained herein regarding fees and expenses of the Funds prior to April 1, 2003, relates to that of the Predecessor Funds. In addition to the class of

 FUND MANAGEMENT


 The Distributor and Administrator
 continued

 shares described in this prospectus, the Funds also offer additional classes of shares which are offered through a separate prospectus.

 Disclosure of Fund Portfolio Holdings

 A complete list of each Fund's portfolio holdings is publicly available on a quarterly basis through applicable filings on Forms N-CSR and N-Q made with the SEC. Additional information is also available on the Funds' website at www.kig.com. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is provided in the SAI.

 [ICON]

        FINANCIAL HIGHLIGHTS

 The financial highlights tables on the following pages are intended to help you understand the financial performance of the Class A Shares of each of the Funds. Information for Class A Shares is used because Class Y Shares were not offered prior to April 28, 2006. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information presented below has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with each Fund's financial statements, are included in the annual report of the Funds, which is available upon request. Information is not presented for the Kensington Global Real Estate Fund because that Fund was not in existence during the periods covered by these financial highlights.
                         KENSINGTON STRATEGIC REALTY FUND

                                                                    CLASS A
                               ---------------------------------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE        FOR THE       FOR THE     FOR THE
                                   YEAR           YEAR           YEAR          PERIOD        YEAR        YEAR
                                  ENDED          ENDED          ENDED          ENDED         ENDED       ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   MARCH 31,   MARCH 31,
                                   2006           2005           2004         2003(1)        2003        2002
  NET ASSET VALUE, BEGINNING
   OF PERIOD                     $  46.47       $  51.06       $  45.34       $  37.32     $  41.27    $  36.22
  --------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
   Net investment income             1.38(d)        1.44(d)        2.21(d)        1.51         2.17        1.64
   Net realized and
     unrealized gains
     (losses) from
     investments, options and
     securities sold short          12.27           0.98           9.73           9.88        (2.12)       7.30
  --------------------------------------------------------------------------------------------------------------
     Total from Investment
       Activities                   13.66           2.42          11.94          11.39         0.05        8.94
  --------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
   Net investment income           (2.18)         (2.16)         (2.39)         (1.90)        (2.51)      (2.47)
   Net realized gains              (3.73)         (4.84)         (3.83)         (1.47)        (1.49)      (1.42)
   Return of capital                   --         (0.07)             --             --           --          --
  --------------------------------------------------------------------------------------------------------------
     Total Distributions           (5.91)         (7.07)         (6.22)         (3.37)        (4.00)      (3.89)
  --------------------------------------------------------------------------------------------------------------
  Redemption Fees                        (e)            (e)          --             --           --          --
  --------------------------------------------------------------------------------------------------------------
  Repayment of Advisory Fees          n/a           0.06            n/a            n/a          n/a         n/a
  --------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                        $  54.22       $  46.47       $  51.06       $  45.34     $  37.32    $  41.27
  --------------------------------------------------------------------------------------------------------------
     Total Return (excludes
       sales charge)                30.16%          4.76%(f)      27.63%         31.15%(a)     0.13%      25.83%
  RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
   (000's)                       $473,172       $392,881       $401,565       $267,657     $170,383    $172,682
  Ratio of expenses to
   average net assets
   (excluding dividend and
   interest expense)                 1.40%          1.96%          1.27%          1.77%(b)     2.44%       3.18%
  Ratio of expenses to
   average net assets
   (including dividend and
   interest expense)                 3.07%          3.62%          2.49%          2.94%(b)     4.07%       3.82%
  Ratio of net investment
   income to average net
   assets                            2.66%          2.87%          4.75%          4.63%(b)     5.41%       4.02%
  Portfolio Turnover(c)            151.51%        206.15%        173.21%         87.07%      213.45%     190.84%
  -------------------------------------------------------------------------------------------------------------------

 (1) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.
 (a) Not annualized.
 (b) Annualized.
 (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
 (d) Computed using the average share method.
 (e) Less than $0.01 per share.
 (f) In 2005, the return excludes a reimbursement by the adviser for an advisory fee correction. Including such item, the total return would have been increased by 0.13%

 [ICON]

        FINANCIAL HIGHLIGHTS



                          KENSINGTON SELECT INCOME FUND

                                                                         CLASS A
                                    ---------------------------------------------------------------------------------
                                      FOR THE        FOR THE        FOR THE        FOR THE       FOR THE     FOR THE
                                        YEAR           YEAR           YEAR          PERIOD        YEAR       PERIOD
                                       ENDED          ENDED          ENDED          ENDED         ENDED       ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   MARCH 31,   MARCH 31,
                                        2006           2005           2004         2003(2)        2003       2002(1)
  NET ASSET VALUE, BEGINNING OF
   PERIOD                             $  33.69       $  37.07       $  36.76       $  32.50     $  31.18    $  25.00
  -------------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
   Net investment income                  2.19(d)        2.41(d)        2.04           1.67         2.57        2.51
   Net realized and unrealized
     gains from investments,
     options and securities sold
     short                                2.87          (3.09)          1.92           5.07         1.29        6.29
  -------------------------------------------------------------------------------------------------------------------
     Total from Investment
      Activities                          5.05          (0.68)          3.96           6.74         3.86        8.80
  -------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
   Net investment income                 (2.31)         (2.50)         (1.95)         (1.95)       (2.54)      (2.58)
   Net realized gains                    (0.37)         (0.19)         (1.70)         (0.53)          --          --
   Return of capital                     (0.17)         (0.01)            --             --           --       (0.04)
  -------------------------------------------------------------------------------------------------------------------
     Total Distributions                 (2.85)         (2.70)         (3.65)         (2.48)       (2.54)      (2.62)
  -------------------------------------------------------------------------------------------------------------------
  Redemption Fees                             (e)            (e)          --             --           --          --
  -------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period      $  35.90       $  33.69       $  37.07       $  36.76     $  32.50    $  31.18
  -------------------------------------------------------------------------------------------------------------------
     Total Return (excludes sales
      charge)                            15.61%         (1.99)%        11.30%         21.21%(a)    12.74%      36.37%(a)
  RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
   (000's)                            $484,186       $444,576       $534,973       $474,117     $263,459    $119,483
  Ratio of expenses to average net
   assets (excluding dividend and
   interest expense)                      1.48%          1.47%          1.60%          1.60%(b)     1.60%       1.60%(b)
  Ratio of expenses to average net
   assets (including dividend and
   interest expense)                      2.44%          2.13%          2.32%          2.01%(b)     2.18%       2.16%(b)
  Ratio of net investment income
   to average net assets                  6.31%          6.66%          7.49%          6.34%(b)     8.73%      11.00%(b)
  Portfolio Turnover(c)                  20.60%         35.70%         37.74%         22.49%       49.59%      33.27%
  -------------------------------------------------------------------------------------------------------------------

   (1) Commencement of operations was April 3, 2001.

   (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

   (a) Not annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (d) Computed using the average share method.

   (e) Less than $0.01 per share.

 [ICON]

        FINANCIAL HIGHLIGHTS



                      KENSINGTON REAL ESTATE SECURITIES FUND

                                                                      CLASS A
                                       ---------------------------------------------------------------------
                                         FOR THE        FOR THE        FOR THE        FOR THE       FOR THE
                                           YEAR           YEAR           YEAR          PERIOD       PERIOD
                                          ENDED          ENDED          ENDED          ENDED         ENDED
                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   MARCH 31,
                                           2006           2005           2004         2003(2)       2003(1)
    NET ASSET VALUE, BEGINNING OF
     PERIOD                              $ 38.76        $ 39.22        $ 32.31         $25.41       $25.00
    --------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                  0.78(d)        1.09(d)      0.91(d)          0.83         0.25
     Net realized and unrealized
       gains from investments              12.79           3.83           8.53           7.14         0.38
    --------------------------------------------------------------------------------------------------------
       Total from Investment
         Activities                        13.57           4.92           9.44           7.97         0.63
    --------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                 (0.94)         (1.06)         (1.16)         (1.02)       (0.22)
     Net realized gains                    (3.78)         (4.32)         (1.27)         (0.15)          --
    --------------------------------------------------------------------------------------------------------
       Total Distributions                 (4.72)         (5.38)         (2.43)         (1.17)       (0.22)
    --------------------------------------------------------------------------------------------------------
    Redemption Fees                         0.01               (e)          --             --           --
    --------------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period       $ 47.61        $ 38.76        $ 39.22         $32.21       $25.41
    --------------------------------------------------------------------------------------------------------
       Total Return (excludes sales
         charge)                           35.35%         12.59%         30.04%         31.86%(a)     2.55%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)    $53,011        $38,777        $20,294         $5,600       $   82
    Ratio of expenses to average net
     assets (including waived fees
     and reimbursed expenses)               1.45%          1.45%          1.45%          1.45%(b)     1.45%(b)
    Ratio of expenses to average net
     assets (excluding waived fees
     and reimbursed expenses)               1.45%          1.45%          1.84%          3.56%(b)       --
    Ratio of net investment income to
     average net assets                     1.75%          2.80%          2.73%          4.11%(b)     4.13%(b)
    Portfolio Turnover(c)                 130.85%        122.22%        111.71%         87.64%       13.10%
    -------------------------------------------------------------------------------------------------------------------

   (1) Commencement of operations was December 31, 2002.

   (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.

   (a) Not annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (d) Computed using the average share method.

   (e) Less than $0.01 per share.

 [ICON]

        FINANCIAL HIGHLIGHTS



                    KENSINGTON INTERNATIONAL REAL ESTATE FUND

                                                CLASS A
                                              ------------
                                                FOR THE
                                                 PERIOD
                                                 ENDED
                                              DECEMBER 31,
                                                  2006
    NET ASSET VALUE, BEGINNING OF PERIOD        $ 25.00(1)
    ------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                         0.21(d)
     Net realized and unrealized gains from
       investments                                 5.58
    ------------------------------------------------------------------------------------
       Total from Investment Activities            5.78
    ------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                        (0.71)
     Net realized gains                           (0.07)
    ------------------------------------------------------------------------------------
       Total Distributions                        (0.78)
    ------------------------------------------------------------------------------------
    Net Asset Value, End of Period              $ 30.00
    ------------------------------------------------------------------------------------
       Total Return (excludes sales charge)       23.18%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)           $85,573
    Ratio of expenses to average net assets
     (including waived fees and reimbursed
     expenses)                                     1.85%(b)
    Ratio of expenses to average net assets
     (excluding waived fees and reimbursed
     expenses)                                     1.85%(b)
    Ratio of net investment income to
     average net assets                            1.33%(b)
    Portfolio Turnover(c)                         59.51%
    --------------------------------------------------------------------------------

   (1) Commencement of operations was April 28, 2006.

   (a) Not annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (d) Computed using the average share method.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Each Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

Household Mailings -- Each year you are automatically sent an updated prospectus as well as the annual and semi-annual reports for the Funds. You may also occasionally receive a proxy statement for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and that share the same residential address.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:

                   THE KENSINGTON FUNDS

                   C/O US BANCORP FUND SERVICES, LLC

                   P.O. BOX 701

                   MILWAUKEE, WI 53201-0701

                   TELEPHONE: 1-877-833-7114

FOR QUESTIONS ABOUT INVESTMENT MANAGEMENT OF THE FUNDS CONTACT:

                   KENSINGTON INVESTMENT GROUP

                   4 ORINDA WAY, SUITE 200C

                   ORINDA, CALIFORNIA 94563

                   (800) 253-2949

                   FAX: (925) 253-9878

                   EMAIL: INFO@KIG.COM

You can review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 (for information on the operations of the Public Reference Section, call 1-202-942-8090), or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.
Investment Company Act file no. 811-21316.